As filed with the SEC on August 26, 2005.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09010

TRANSAMERICA INVESTORS, INC.
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida			33716
(Address of principal executive offices)			(Zip code)

John K. Carter, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2005 – June 30, 2005

Item 1: Report(s) to Shareholders.  The Semi-Annual Report is attached.

President's Report	1

Transamerica Premier Diversified Equity Fund	2

Transamerica Premier Equity Fund	5

Transamerica Premier Focus Fund	7

Transamerica Premier Growth Opportunities Fund	9

Transamerica Premier Balanced Fund	11

Transamerica Premier High Yield Bond Fund	16

Transamerica Premier Cash Reserve Fund	21

Transamerica Premier Institutional Bond Fund	24

Transamerica Premier Institutional Equity Fund	27

Transamerica Premier Institutional Small/Mid Cap Value Fund	29

Transamerica Premier Institutional Diversified Equity Fund	31

Financial Statements

The above Transamerica Premier Funds are referred to herein individually as the "Fund," and collectively as the "Funds."

I am pleased to present the 2005 Semiannual Report for the Transamerica Premier Funds. The past six months were a challenging period for the funds, which were positioned to take advantage of steady economic growth, sustained business and consumer spending, steadily rising interest rates and moderate inflationary pressures.

Before January was out, though, rapidly changing energy prices raised the specter of rising inflation, loftier interest rates and an economic slowdown. As investors struggled to understand if, when and how gyrating energy costs might impact the economy, the markets - and the funds - exhibited considerable volatility. By June, data validated our constructive outlook on the economy. The stock market rallied but ultimately finished the six-month period with a loss.

Defying convention and investors' expectations, bonds rallied late in the period as well. The yields on long-term Treasuries fell, even as short-term interest rates continued to climb.

Looking back, we view this period as an object lesson in how globalization is changing the dynamics of investing. A major force in the rapidly changing energy prices that roiled U.S. equity markets was surging demand from developing nations like China and India. Fueling the rally in long-term
U.S. bonds were high levels of global savings and liquidity, low levels of global investing, and relatively high yields on U.S. bonds compared to the bonds of other developed nations.

In our view, the breadth of globalization makes it all the more important to do as we have always done: to consistently emphasize strong fundamental characteristics and specific catalysts for positive change. Such factors may allow a company and its stock to stand tall as global tides of change and development ebb and flow.

Looking ahead, we anticipate that the United States will remain a bright spot in the world's economy. Supported by low interest rates, record home prices and growth in employment, we believe U.S. consumer spending will remain steady. That, combined with sustained business spending, has the potential to offset the impact of higher oil prices, a stronger dollar and weak foreign economies, resulting in consistent, if somewhat slower, economic expansion in the U.S.

The markets meanwhile are likely to continue to exhibit considerable short-term volatility as investors respond to more rate increases by the Federal Reserve (the Fed). However, we believe the Fed is likely only a few moves away from ending its course of rate hikes. We expect the markets to respond increasingly positively as that time draws nearer, resulting in gain opportunities for both stocks and bonds for the year.

Whatever direction the markets take, we continue to believe that our diligent research will uncover favorable secular and economic trends, as well as companies with the fundamental strengths and unique characteristics required to make the most of those changes. This far-sighted approach has long been - and we believe will continue to be - the greatest strength of the Transamerica Premier Funds.

Finally, on behalf of your portfolio managers and all of us at Transamerica, I want to thank you for your continued support of the Transamerica Premier Funds.

Sincerely,

Gary U. Rollé
President

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Premier Funds. These views are subject to change based upon market conditions. These views should not be relied on as investment advice and are not indicative of a trading intent on behalf of the Transamerica Premier Funds.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER DIVERSIFIED EQUITY FUND

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following example is intended to help you understand your ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses, (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period[a]
Investor Class
Actual	$1,000.00	$959.50	1.04%	$5.05
Hypothetical[b]	1,000.00	1,019.64	1.04	5.21

a Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

b 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
by Sector
at June 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER DIVERSIFIED EQUITY FUND

Schedule of Investments - June 30, 2005 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 90.6%
Aerospace - 1.0%
United Technologies Corp.	20,000	$1,027
Air Transportation - 1.4%
FedEx Corp.	18,000	1,458
Automotive - 3.3%
Harley-Davidson, Inc.	40,000	1,984
PACCAR, Inc.	20,000	1,360
		3,344
Beverages - 1.1%
PepsiCo, Inc.	20,000	1,079
Business Services - 1.8%
eBay, Inc.[a]	55,000	1,816
Chemicals & Allied Products - 1.1%
Ecolab, Inc.	35,000	1,133
Commercial Banks - 1.1%
JP Morgan Chase & Co.	32,000	1,130
Communication - 3.6%
Liberty Global, Inc. - Class Aa	20,000	933
Liberty Media Corp. - Class Aa	200,000	2,038
XM Satellite Radio Holdings, Inc. - Class Aa	20,000	673
		3,644
Communications Equipment - 1.3%
QUALCOMM, Inc.	40,000	1,320
Computer & Data Processing Services - 4.3%
Microsoft Corp.	90,000	2,236
NAVTEQ Corp.[a]	50,000	1,859
SkillSoft PLC, ADR[a]	86,100	297
		4,392
Computer & Office Equipment - 6.3%
Apple Computer, Inc.[a]	60,000	2,209
Diebold, Inc.	40,000	1,804
Sandisk Corp.[a]	102,000	2,420
		6,433
Cosmetics/Personal Care - 1.5%
Gillette Co. (The)	30,000	1,519
Electronic & Other Electric Equipment - 1.7%
General Electric Co.	50,000	1,732
Electronic Components & Accessories - 2.6%
Intel Corp.	100,000	2,606
Engineering & Management Services - 2.8%
Jacobs Engineering Group, Inc.[a]	50,000	2,813
Fabricated Metal Products - 0.1%
Commercial Metals Co.	5,000	119
Holding & Other Investment Offices - 2.8%
Plum Creek Timber Co., Inc.	80,000	2,904

	Shares	Value
Hotels & Other Lodging Places - 4.2%
Marriott International, Inc. - Class A	40,000	$2,729
MGM Mirage, Inc.[a]	40,000	1,583
		4,312
Industrial Machinery & Equipment - 10.1%
American Standard Cos., Inc.	15,000	629
Caterpillar, Inc.	30,000	2,859
Donaldson Co., Inc.	40,000	1,213
Graco, Inc.	40,000	1,363
Illinois Tool Works, Inc.	25,000	1,992
Kennametal, Inc.	50,000	2,292
		10,348
Insurance - 5.5%
Berkshire Hathaway, Inc. - Class Ba	300	835
Progressive Corp. (The)	17,000	1,680
WellPoint, Inc.[a]	44,000	3,064
		5,579
Medical Instruments & Supplies - 2.2%
Zimmer Holdings, Inc.[a]	30,000	2,285
Motor Vehicles, Parts & Supplies - 1.6%
BorgWarner, Inc.	30,000	1,610
Oil & Gas Extraction - 4.2%
Anadarko Petroleum Corp.	15,000	1,232
Apache Corp.	18,000	1,163
Schlumberger, Ltd.	25,000	1,898
		4,293
Paper & Allied Products - 1.8%
3M Co.	25,000	1,807
Personal Services - 1.7%
Weight Watchers International, Inc.[a]	34,500	1,781
Petroleum Refining - 2.3%
Suncor Energy, Inc.	50,000	2,366
Pharmaceuticals - 3.1%
Amgen, Inc.[a]	25,000	1,511
Johnson & Johnson	25,000	1,625
		3,136
Primary Metal Industries - 1.1%
Hubbell, Inc. - Class B	25,000	1,103
Printing & Publishing - 2.2%
McGraw-Hill Cos., Inc. (The)	50,000	2,213
Research & Testing Services - 1.3%
Affymetrix, Inc.[a]	25,000	1,348
Restaurants - 1.6%
IHOP Corp.	37,465	1,626
Retail Trade - 2.1%
Staples, Inc.	99,000	2,111

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER DIVERSIFIED EQUITY FUND

Schedule of Investments (continued) - June 30, 2005 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
Rubber & Misc. Plastic Products - 1.0%
Sealed Air Corp.[a]	20,000	$996
Security & Commodity Brokers - 3.5%
American Express Co.	40,000	2,129
Chicago Mercantile Exchange	5,000	1,478
		3,607
Telecommunications - 1.7%
Verizon Communications, Inc.	50,000	1,728
Transportation & Public Utilities - 0.5%
Expeditors International of Washington, Inc.	10,000	498
Wholesale Trade Durable Goods - 1.1%
Grainger (W.W.), Inc.	20,000	1,096
Total Common Stocks (cost: $85,383)		92,312
Total Investment Securities (cost: $85,383)*		$92,312
SUMMARY:
Investments, at value	90.6%	$92,312
Other assets less liabilities	9.4%	9,590
Net assets	100.0%	$101,902

NOTES TO SCHEDULE OF INVESTMENTS:

a No dividends were paid during the preceding twelve months.

DEFINITIONS:

ADR – American Depositary Receipt

* Aggregate cost for Federal income tax purposes is $85,376. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $9,170 and $2,234, respectively. Net unrealized appreciation for tax purposes is $6,936.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER EQUITY FUND

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following example is intended to help you understand your ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses, (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period[a]
Investor Class
Actual	$1,000.00	$997.90	1.02%	$5.05
Hypothetical[b]	1,000.00	1,019.74	1.02	5.11

a Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

b 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
by Sector
at June 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER EQUITY FUND

Schedule of Investments - June 30, 2005 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Business Services - 6.5%
eBay, Inc.[a]	140,000	$4,621
First Data Corp.	105,000	4,215
Moody's Corp.	90,000	4,046
		12,882
Chemicals & Allied Products - 3.9%
Praxair, Inc.	165,000	7,689
Communication - 5.9%
Liberty Global, Inc. - Class Aa	100,000	4,667
XM Satellite Radio Holdings, Inc. - Class Aa	210,000	7,069
		11,736
Communications Equipment - 5.0%
QUALCOMM, Inc.	300,000	9,903
Computer & Data Processing Services - 7.9%
Intuit, Inc.[a]	155,000	6,992
Microsoft Corp.	350,000	8,694
		15,686
Computer & Office Equipment - 3.1%
Apple Computer, Inc.[a]	25,000	920
Lexmark International, Inc.[a]	228	15
Sandisk Corp.[a]	225,000	5,339
		6,274
Cosmetics/Personal Care - 3.8%
Gillette Co. (The)	150,000	7,594
Drug Stores & Proprietary Stores - 4.0%
Walgreen Co.	175,000	8,048
Engineering & Management Services - 0.9%
Jacobs Engineering Group, Inc.[a]	33,450	1,882
Entertainment - 0.9%
International Game Technology	65,000	1,830
Hotels & Other Lodging Places - 6.2%
Marriott International, Inc. - Class A	90,000	6,140
MGM Mirage, Inc.[a]	160,000	6,333
		12,473
Industrial Machinery & Equipment - 1.9%
Caterpillar, Inc.	40,000	3,812
Insurance - 5.6%
WellPoint, Inc.[a]	160,000	11,142
Management Services - 2.4%
Paychex, Inc.	150,000	4,881
Medical Instruments & Supplies - 3.8%
Zimmer Holdings, Inc.[a]	100,000	7,617

	Shares	Value
Oil & Gas Extraction - 2.7%
Anadarko Petroleum Corp.	30,000	$2,465
Schlumberger, Ltd.	38,000	2,886
		5,351
Personal Services - 1.9%
Weight Watchers International, Inc.[a]	75,000	3,871
Petroleum Refining - 2.1%
Suncor Energy, Inc.	90,000	4,259
Pharmaceuticals - 7.8%
Allergan, Inc.	50,000	4,262
Genentech, Inc.[a]	140,000	11,239
		15,501
Printing & Publishing - 2.7%
McGraw-Hill Cos., Inc. (The)	120,000	5,310
Retail Trade - 4.2%
Staples, Inc.	390,000	8,315
Security & Commodity Brokers - 5.8%
American Express Co.	50,000	2,662
Chicago Mercantile Exchange	30,000	8,865
		11,527
Transportation & Public Utilities - 3.2%
Expeditors International of Washington, Inc.	130,000	6,475
Trucking & Warehousing - 3.5%
United Parcel Service, Inc. - Class B	100,000	6,916
Variety Stores - 2.4%
Wal-Mart Stores, Inc.	100,000	4,820
Total Common Stocks (cost: $148,869)		195,794
Total Investments Securities (cost: $148,869)*		$195,794
SUMMARY:
Investments, at value	98.1%	$195,794
Other assets less liabilities	1.9%	3,800
Net assets	100.0%	$199,594

NOTES TO SCHEDULE OF INVESTMENTS:

a No dividends were paid during the preceding twelve months.

* Aggregate cost for Federal income tax purposes is $149,730. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $48,297 and $2,233, respectively. Net unrealized appreciation for tax purposes is $46,064.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER FOCUS FUND

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following example is intended to help you understand your ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses, (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period[a]
Investor Class
Actual	$1,000.00	$991.90	1.33%	$6.57
Hypothetical[b]	1,000.00	1,018.20	1.33	6.66

a Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

b 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
by Sector
at June 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER FOCUS FUND

Schedule of Investments - June 30, 2005 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 94.8%
Chemicals & Allied Products - 5.3%
Praxair, Inc.	103,000	$4,800
Communication - 5.5%
Liberty Global, Inc. - Class Aa	108,021	5,041
Communications Equipment - 3.1%
QUALCOMM, Inc.	86,300	2,849
Computer & Data Processing Services - 15.3%
GTECH Holdings Corp.	140,000	4,094
Intuit, Inc.[a]	100,000	4,511
RealNetworks, Inc.[a]	585,800	2,911
SkillSoft PLC, ADR[a]	695,900	2,401
		13,917
Computer & Office Equipment - 7.6%
Apple Computer, Inc.[a]	92,000	3,387
Sandisk Corp.[a]	150,000	3,560
		6,947
Electronic & Other Electric Equipment - 1.6%
Gemstar-TV Guide International, Inc.[a]	416,400	1,495
Engineering & Management Services - 1.6%
Jacobs Engineering Group, Inc.[a]	25,000	1,407
Entertainment - 3.7%
International Game Technology	120,500	3,392
Furniture & Home Furnishings Stores - 3.9%
Tuesday Morning Corp.	111,500	3,514
Holding & Other Investment Offices - 4.1%
Plum Creek Timber Co., Inc.	103,500	3,757
Hotels & Other Lodging Places - 1.1%
Marriott International, Inc. - Class A	15,000	1,023
Insurance - 5.4%
WellPoint, Inc.[a]	70,000	4,875

	Shares	Value
Management Services - 5.3%
ServiceMaster Co. (The)	360,000	$4,820
Medical Instruments & Supplies - 2.9%
Zimmer Holdings, Inc.[a]	35,000	2,666
Personal Services - 9.2%
Jackson Hewitt Tax Service, Inc.	135,000	3,191
Weight Watchers International, Inc.[a]	100,000	5,161
		8,352
Pharmaceuticals - 9.9%
Allergan, Inc.	59,000	5,029
Genentech, Inc.[a]	50,000	4,014
		9,043
Restaurants - 5.7%
IHOP Corp.	120,000	5,207
Retail Trade - 3.6%
Blue Nile, Inc.[a]	100,000	3,269
Total Common Stocks (cost: $72,606)		86,374
Total Investment Securities (cost: $72,606)*		$86,374
SUMMARY:
Investments, at value	94.8%	$86,374
Other assets less liabilities	5.2%	4,764
Net assets	100.0%	$91,138

NOTES TO SCHEDULE OF INVESTMENTS:

a No dividends were paid during the preceding twelve months.

DEFINITIONS:

ADR – American Depositary Receipt

* Aggregate cost for Federal tax purposes is $72,613. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $17,321 and $3,560, respectively. Net unrealized appreciation for tax purposes is $13,761.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER GROWTH OPPORTUNITIES FUND

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following example is intended to help you understand your ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses, (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period[a]
Investor Class
Actual	$1,000.00	$976.30	1.29%	$6.32
Hypothetical[b]	1,000.00	1,018.40	1.29	6.46

a Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181  days), and divided by the number of days in the year (365 days).

b 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
by Sector
at June 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER GROWTH OPPORTUNITIES FUND

Schedule of Investments - June 30, 2005 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 93.9%
Communication - 3.7%
Global Payments, Inc.	68,000	$4,611
Computer & Data Processing Services - 15.8%
GTECH Holdings Corp.	242,000	7,076
McAfee, Inc.[a]	105,000	2,749
NAVTEQ Corp.[a]	62,000	2,305
RealNetworks, Inc.[a]	938,275	4,663
SkillSoft PLC, ADR[a]	809,500	2,793
		19,586
Computer & Office Equipment - 3.7%
Sandisk Corp.[a]	195,000	4,627
Electronic & Other Electric Equipment - 1.5%
Gemstar-TV Guide International, Inc.[a]	520,800	1,870
Furniture & Home Furnishings Stores - 5.1%
Tuesday Morning Corp.	200,000	6,304
Industrial Machinery & Equipment - 3.8%
Cooper Cameron Corp.[a]	19,950	1,238
Graco, Inc.	104,000	3,543
		4,781
Management Services - 4.8%
ServiceMaster Co. (The)	445,000	5,959
Medical Instruments & Supplies - 6.2%
DENTSPLY International, Inc.	15,000	810
Techne Corp.[a]	150,000	6,887
		7,697
Motion Pictures - 1.5%
Lions Gate Entertainment Corp.[a]	184,800	1,896
Paperboard Containers & Boxes - 3.4%
Packaging Corp. of America	200,000	4,210

	Shares	Value
Personal Credit Institutions - 5.0%
Financial Federal Corp.	160,000	$6,182
Personal Services - 9.5%
Jackson Hewitt Tax Service, Inc.	205,000	4,846
Weight Watchers International, Inc.[a]	135,000	6,967
		11,813
Restaurants - 5.2%
IHOP Corp.	148,590	6,447
Retail Trade - 3.3%
Blue Nile, Inc.[a]	125,000	4,086
Security & Commodity Brokers - 4.9%
BlackRock, Inc. - Class A	75,000	6,034
Stone, Clay & Glass Products - 5.7%
Gentex Corp.	390,000	7,098
Telecommunications - 0.4%
NeuStar, Inc. - Class Aa	19,500	499
Transportation & Public Utilities - 10.4%
CH Robinson Worldwide, Inc.	120,000	6,984
Expeditors International of Washington, Inc.	118,000	5,878
		12,862
Total Common Stocks (cost: $88,978)		116,562
Total Investment Securities (cost: $88,978)*		$116,562
SUMMARY:
Investments , at value	93.9%	$116,562
Other assets less liabilities	6.1%	7,637
Net assets	100.0%	$124,199

NOTES TO SCHEDULE OF INVESTMENTS:

a No dividends were paid during the preceding twelve months.

DEFINITIONS:

ADR – American Depositary Receipt

* Aggregate cost for Federal tax purposes is $89,003. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $31,145 and $3,586, respectively. Net unrealized appreciation for tax purposes is $27,559.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER BALANCED FUND

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following example is intended to help you understand your ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses, (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period[a]
Investors Class
Actual	$1,000.00	$969.30	1.07%	$5.22
Hypothetical[b]	1,000.00	1,019.49	1.07	5.36

a Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

b 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
by Asset Type
at June 30, 2005

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER BALANCED FUND

Schedule of Investments - June 30, 2005 - (all amounts except share amounts in thousands) (unaudited)

	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 7.2%
Fannie Mae
6.00% 09/01/2034	$1,335	$1,370
5.50% 05/01/2035	1,576	1,598
U.S. Treasury Bond
5.38% 02/15/2031	4,919	5,806
U.S. Treasury Note
3.50% 05/31/2007	1,000	997
3.00% 11/15/2007	2,000	1,972
3.38% 02/15/2008	1,200	1,192
3.25% 01/15/2009	250	247
4.00% 06/15/2009	1,750	1,769
3.50% 12/15/2009	2,000	1,982
4.25% 08/15/2014	100	102
4.25% 11/15/2014	1,700	1,740
4.00% 02/15/2015	700	703
4.13% 05/15/2015	190	193
Total U.S. Government Obligations (cost: $19,294)		19,671
CORPORATE DEBT SECURITIES - 20.7%
Amusement & Recreation Services - 0.5%
Harrah's Operating Co., Inc. 5.50% 07/01/2010	1,250	1,291
Automotive - 0.5%
DaimlerChrysler NA Holding Corp. 8.50% 01/18/2031	980	1,245
Beverages - 0.9%
Bottling Group LLC 2.45% 10/16/2006	1,100	1,080
Cia Brasileira de Bebidas 8.75% 09/15/2013	450	523
Coca-Cola Enterprises, Inc. 2.50% 09/15/2006	1,000	980
		2,583
Business Credit Institutions - 1.0%
Pemex Finance, Ltd. 9.03% 02/15/2011	1,080	1,214
Textron Financial Corp. 2.69% 10/03/2006	1,500	1,475
		2,689
Chemicals & Allied Products - 0.3%
Lubrizol Corp. 5.50% 10/01/2014	600	620
Nalco Co. 7.75% 11/15/2011	300	321
		941
Commercial Banks - 1.9%
Abbey National PLC[a] 7.35% 10/29/2049	1,000	1,038

	Principal Amount	Value
Commercial Banks (continued)
Barclays Bank PLC, Series 1[b] 6.28% 12/15/2034	$2,080	$2,130
Dresdner Funding Trust I - 144A 8.15% 06/30/2031	625	799
Mellon Bank NA 7.00% 03/15/2006	300	306
US Bank NA 3.75% 02/06/2009	1,000	983
		5,256
Communication - 0.8%
Comcast Corp. 4.95% 06/15/2016	820	818
COX Communications, Inc. 6.75% 03/15/2011	1,104	1,204
Echostar DBS Corp. 5.75% 10/01/2008	180	180
		2,202
Communications Equipment - 0.5%
Motorola, Inc. 4.61% 11/16/2007	1,250	1,260
Computer & Office Equipment - 0.3%
Pitney Bowes, Inc. 5.00% 03/15/2015	750	776
Department Stores - 0.6%
Meyer (Fred) Stores, Inc. 7.45% 03/01/2008	1,500	1,614
Drug Stores & Proprietary Stores - 0.3%
CVS Corp. 4.88% 09/15/2014	750	764
Electric Services - 0.7%
DPL, Inc. 8.25% 03/01/2007	600	636
Duke Energy Corp. 4.20% 10/01/2008	1,150	1,147
		1,783
Electric, Gas & Sanitary Services - 0.3%
NiSource Finance Corp. 7.88% 11/15/2010	825	949
Food & Kindred Products - 0.8%
Campbell Soup Co. 6.90% 10/15/2006	1,000	1,035
Diageo Capital PLC 3.38% 03/20/2008	1,300	1,276
		2,311
Food Stores - 0.1%
Stater Brothers Holdings, Inc. 8.13% 06/15/2012	150	147

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER BALANCED FUND

Schedule of Investments (continued) - June 30, 2005 - (all amounts except share amounts in thousands) (unaudited)

	Principal Amount	Value
Gas Production & Distribution - 0.4%
Atmos Energy Corp. 4.00% 10/15/2009	$1,000	$979
Holding & Other Investment Offices - 0.7%
Berkshire Hathaway Finance Corp. 3.40% 07/02/2007	1,250	1,234
iStar Financial, Inc., Series B 4.88% 01/15/2009	750	749
		1,983
Hotels & Other Lodging Places - 1.2%
MGM Mirage 6.00% 10/01/2009	700	707
Park Place Entertainment Corp. 7.00% 04/15/2013	300	335
Starwood Hotels & Resorts, Inc. 6.75% 11/15/2005	2,000	2,023
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.63% 12/01/2014	325	318
		3,383
Industrial Machinery & Equipment - 0.4%
John Deere Capital Corp. 3.90% 01/15/2008	1,000	994
Insurance - 0.4%
Wellpoint Health Networks, Inc. 6.38% 06/15/2006	1,000	1,022
Metal Mining - 0.9%
Barrick Gold Finance, Inc. 7.50% 05/01/2007	1,275	1,349
Phelps Dodge Corp. 9.50% 06/01/2031	785	1,151
		2,500
Mortgage Bankers & Brokers - 0.4%
Rio Tinto Finance USA, Ltd. 5.75% 07/03/2006	1,000	1,019
Motion Pictures - 0.2%
Time Warner, Inc. 9.13% 01/15/2013	500	633
Oil & Gas Extraction - 0.3%
Chesapeake Energy Corp. 7.50% 06/15/2014	225	245
Husky Oil, Ltd.[c] 8.90% 08/15/2028	635	705
		950
Paper & Allied Products - 0.4%
Domtar, Inc. 7.88% 10/15/2011	130	138
Norske Skogindustrier ASA - 144A 6.13% 10/15/2015	950	974
		1,112

	Principal Amount	Value
Personal Credit Institutions - 0.3%
General Motors Acceptance Corp. 6.75% 01/15/2006	$750	$756
Petroleum Refining - 0.8%
Amerada Hess Corp. 7.13% 03/15/2033	1,320	1,571
Valero Energy Corp. 7.50% 04/15/2032	500	619
		2,190
Primary Metal Industries - 0.4%
Noranda, Inc. 6.00% 10/15/2015	1,000	1,052
Printing & Publishing - 0.4%
News America Holdings, Inc. 7.75% 12/01/2045	1,000	1,230
Restaurants - 0.2%
Landry's Restaurants, Inc., Series B 7.50% 12/15/2014	500	486
Savings Institutions - 0.4%
Washington Mutual Bank FA 5.13% 01/15/2015	1,000	1,018
Security & Commodity Brokers - 1.5%
BNP U.S. Funding LLC - 144Ad 7.74% 12/29/2049	1,000	1,077
E*Trade Financial Corp. 8.00% 06/15/2011	300	317
Lehman Brothers Holdings, Inc. 7.88% 08/15/2010	1,000	1,163
Residential Capital Corp. - 144A 6.38% 06/30/2010	1,500	1,509
		4,066
Telecommunications - 1.5%
America Movil SA de CV 5.50% 03/01/2014	550	551
Cincinnati Bell, Inc. 8.38% 01/15/2014	150	155
SBC Communications, Inc. 5.75% 05/02/2006	1,000	1,014
Sprint Capital Corp. 4.78% 08/17/2006	1,250	1,259
Verizon Global Funding Corp. 6.13% 06/15/2007	1,000	1,037
		4,016
Transportation & Public Utilities - 0.2%
Magellan Midstream Partners, LP 6.45% 06/01/2014	500	549
Water Transportation - 0.2%
Royal Caribbean Cruises, Ltd. 8.75% 02/02/2011	570	660
Total Corporate Debt Securities (cost: $55,589)		56,409

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER BALANCED FUND

Schedule of Investments (continued) - June 30, 2005 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
PREFERRED STOCKS - 0.4%
Telecommunications - 0.4%
Centaur Funding Corp. - 144A	800	$1,088
Total Preferred Stocks (cost: $891)		1,088
COMMON STOCKS - 70.3%
Air Transportation - 0.6%
FedEx Corp.	20,000	1,620
Automotive - 6.1%
Harley-Davidson, Inc.	130,000	6,448
PACCAR, Inc.	150,000	10,200
		16,648
Chemicals & Allied Products - 1.2%
Ecolab, Inc.	100,000	3,236
Commercial Banks - 1.3%
JP Morgan Chase & Co.	100,000	3,532
Communication - 1.2%
XM Satellite Radio Holdings, Inc. - Class Ae	100,000	3,366
Communications Equipment - 2.4%
QUALCOMM, Inc.	200,000	6,602
Computer & Data Processing Services - 2.0%
Microsoft Corp.	100,000	2,484
NAVTEQ Corp.[e]	80,000	2,974
		5,458
Computer & Office Equipment - 3.1%
Diebold, Inc.	100,000	4,511
Sandisk Corp.[e]	170,000	4,034
		8,545
Cosmetics/Personal Care - 2.0%
Gillette Co. (The)	105,000	5,316
Electronic & Other Electric Equipment - 1.4%
General Electric Co.	110,000	3,811
Engineering & Management Services - 4.1%
Jacobs Engineering Group, Inc.[e]	200,000	11,252
Holding & Other Investment Offices - 1.3%
Plum Creek Timber Co., Inc.	100,000	3,630
Hotels & Other Lodging Places - 3.0%
Marriott International, Inc. - Class A	120,000	8,186
Industrial Machinery & Equipment - 9.8%
American Standard Cos., Inc.	60,000	2,515
Caterpillar, Inc.	100,000	9,531
Donaldson Co., Inc.	100,000	3,033
Graco, Inc.	70,000	2,385
Illinois Tool Works, Inc.	30,000	2,390
Kennametal, Inc.	150,000	6,877
		26,731

	Shares	Value
Insurance - 2.4%
Berkshire Hathaway, Inc. - Class Be	300	$835
WellPoint, Inc.[e]	80,000	5,571
		6,406
Medical Instruments & Supplies - 1.7%
Zimmer Holdings, Inc.[e]	60,000	4,570
Motor Vehicles, Parts & Supplies - 2.8%
BorgWarner, Inc.	140,000	7,514
Oil & Gas Extraction - 4.2%
Anadarko Petroleum Corp.	40,000	3,286
Apache Corp.	90,000	5,814
Schlumberger, Ltd.	30,000	2,278
		11,378
Paper & Allied Products - 1.3%
3M Co.	50,000	3,615
Petroleum Refining - 1.1%
Suncor Energy, Inc.	65,000	3,076
Pharmaceuticals - 1.7%
Amgen, Inc.[e]	75,000	4,535
Primary Metal Industries - 2.4%
Hubbell, Inc. - Class B	150,000	6,615
Printing & Publishing - 3.6%
McGraw-Hill Cos., Inc. (The)	220,000	9,735
Research & Testing Services - 1.0%
Affymetrix, Inc.[e]	50,000	2,697
Rubber & Misc. Plastic Products - 0.7%
Sealed Air Corp.[e]	40,000	1,992
Security & Commodity Brokers - 2.2%
American Express Co.	30,000	1,597
Chicago Mercantile Exchange	15,000	4,433
		6,030
Telecommunications - 1.9%
Verizon Communications, Inc.	150,000	5,183
Transportation & Public Utilities - 1.8%
Expeditors International of Washington, Inc.	100,000	4,981
Wholesale Trade Durable Goods - 2.0%
Grainger (W.W.), Inc.	100,000	5,479
Total Common Stocks (cost: $151,136)		191,739

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER BALANCED FUND

Schedule of Investments (continued) - June 30, 2005 - (all amounts except share amounts in thousands) (unaudited)

	Principal Amount	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.8%
U.S. Treasury Bill 2.92% 09/15/2005	$2,100	$2,087
Total Short-Term U.S. Government Obligations (cost: $2,087)		2,087
Total Investment Securities (cost: $228,997)*		$270,994
SUMMARY:
Investments, at value	99.4%	$270,994
Other assets less liabilities	0.6%	1,676
Net assets	100.0%	$272,670

NOTES TO SCHEDULE OF INVESTMENTS:

a Abbey National PLC has a fixed coupon rate of 7.35% until 10/15/2006, thereafter the coupon rate will reset every 5 years at the 5-year current month treasury + 178BP, if not called.

b Barclays Bank PLC, Series 1 has a fixed coupon rate of 6.28% until 12/15/2034, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 155BP, if not called.

c Husky Oil, Ltd. has a fixed coupon rate of 8.90% until 8/15/2008, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 550BP, if not called.

d BNP U.S. Funding LLC – 144A has a fixed coupon rate of 7.74% until 12/05/2007, thereafter the coupon rate will reset quarterly at the 1-week US$ LIBOR + 280BP, if not called.

e No dividends were paid during the preceding twelve months.

DEFINITIONS:

144A – 144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration normally to qualified institutional buyers. At June 30, 2005 these securities aggregated $5,447 or 2.0% of the net assets of the Fund.

*Aggregate cost for Federal tax purposes is $229,292. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $45,118 and $3,416, respectively. Net unrealized appreciation for tax purposes is $41,702.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER HIGH YIELD BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following example is intended to help you understand your ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses, (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period[a]
Investor Class
Actual	$1,000.00	$1,003.10	0.90%	$4.47
Hypothetical[b]	1,000.00	1,020.33	0.90	4.51
Institutional Class
Actual	1,000.00	1,003.40	0.65	3.23
Hypothetical[b]	1,000.00	1,021.57	0.65	3.26

a Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

b 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
by Bond Credit Quality (Moody Ratings)
at June 30, 2005

This chart shows the percentage breakdown by bond credit quality (Moody ratings) of the Fund's total investment securities.

CREDIT RATING DESCRIPTION

A1 – Upper medium grade obligations. Superior ability for repayments of senior short-term debt obligations.

B1 – Moderate vulnerability to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

B2 – More vulnerable to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

B3 – Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Ba1 – Moderate vulnerability in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Ba2 – Vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Ba3 – More vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Baa2 – Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

Baa3 – Medium grade obligations. Interest payments and principal security are not as adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

Caa1 – Highly vulnerable may be in default on their obligations or there may be present elements of danger with respect to payment of obligations and claims.

Caa2 – Extremely vulnerable may be in default on their obligations or there may be present elements of danger with respect to payment of obligations and claims.

Caa3 – Speculative, may be in default on their obligations or have other marked shortcomings.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER HIGH YIELD BOND FUND

Schedule of Investments - June 30, 2005 - (all amounts in thousands) (unaudited)

	Principal Amount	Value
CORPORATE DEBT SECURITIES - 85.3%
Aerospace - 2.0%
Bombardier, Inc. - 144A 6.75% 05/01/2012	$1,000	$955
Vought Aircraft Industries, Inc. 8.00% 07/15/2011	2,000	1,990
		2,945
Agriculture - 1.4%
Dole Food Co., Inc. 8.88% 03/15/2011	20	21
Michael Foods, Inc. 8.00% 11/15/2013	2,000	2,045
		2,066
Amusement & Recreation Services - 3.2%
Boyd Gaming Corp. 6.75% 04/15/2014	1,000	1,030
Speedway Motorsports, Inc. 6.75% 06/01/2013	1,500	1,552
Station Casinos, Inc. 6.88% 03/01/2016	1,000	1,032
Warner Music Group 7.38% 04/15/2014	1,000	1,015
		4,629
Automotive Dealers & Service Stations - 2.7%
Asbury Automotive Group, Inc. 8.00% 03/15/2014	2,000	1,940
Group 1 Automotive, Inc. 8.25% 08/15/2013	1,000	1,015
Petro Stopping Centers, LP/Petro Financial Corp. 9.00% 02/15/2012	1,000	1,010
		3,965
Beverages - 0.8%
Cia Brasileira de Bebidas 8.75% 09/15/2013	1,000	1,161
Business Credit Institutions - 1.1%
eircom Funding 8.25% 08/15/2013	1,500	1,635
Business Services - 0.7%
Aearo Co. I 8.25% 04/15/2012	1,000	1,005
Chemicals & Allied Products - 1.6%
Innophos, Inc. - 144A 8.88% 08/15/2014	1,000	1,025
Resolution Performance Products LLC/RPP Capital Corp. 8.00% 12/15/2009	1,000	1,045
Rockwood Specialties Group, Inc. - 144A 7.50% 11/15/2014	250	249
		2,319

	Principal Amount	Value
Communication - 5.7%
American Tower Corp. 7.13% 10/15/2012	$1,000	$1,062
CCO Holdings LLC/CCO Holdings Capital Corp. - 144Aa 7.54% 12/15/2010	1,000	977
Echostar DBS Corp., Senior Note 6.63% 10/01/2014	1,000	992
Intelsat Bermuda, Ltd. - 144A 8.25% 01/15/2013	2,000	2,075
Kabel Deutschland GmbH - 144A 10.63% 07/01/2014	2,000	2,180
MediaCom LLC/Cap Corp. 9.50% 01/15/2013	1,000	1,002
		8,288
Communications Equipment - 1.4%
American Towers, Inc. 7.25% 12/01/2011	1,000	1,060
New Skies Satellites NV - 144A 9.13% 11/01/2012	1,000	997
		2,057
Department Stores - 0.7%
JC Penney Co., Inc. 6.88% 10/15/2015	1,000	1,080
Electric Services - 1.5%
Reliant Energy, Inc. 6.75% 12/15/2014	1,500	1,474
Tenaska Alabama Partners, LP - 144A 7.00% 06/30/2021	750	763
		2,237
Fabricated Metal Products - 1.1%
Commercial Vehicle Group, Inc., Senior Note - 144A 8.00% 07/01/2013	1,500	1,530
Finance - 4.4%
American Real Estate Partners, LP 8.13% 06/01/2012	1,500	1,552
TRAINS, Series HY-2004, Class 1 - 144Aa 8.21% 08/01/2015	4,586	4,852
		6,404
Food & Kindred Products - 3.3%
Burns Philp Capital Property, Ltd./Burns Philp Capital US, Inc. 9.75% 07/15/2012	2,000	2,160
Doane Pet Care Co. 9.75% 05/15/2007	1,000	977
Reddy Ice Group, Inc. 8.88% 08/01/2011	1,500	1,673
		4,810
Food Stores - 1.4%
Stater Brothers Holdings, Inc. 8.13% 06/15/2012	2,000	1,960

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER HIGH YIELD BOND FUND

Schedule of Investments (continued) - June 30, 2005 - (all amounts in thousands) (unaudited)

	Principal Amount	Value
Gas Production & Distribution - 1.5%
Dynegy Holdings, Inc. - 144A 10.13% 07/15/2013	$1,000	$1,135
EL Paso Production Holding Co. 7.75% 06/01/2013	1,000	1,073
		2,208
Health Services - 0.4%
Genesis HealthCare Corp.
8.00% 10/15/2013	500	544
Hotels & Other Lodging Places - 8.5%
Intrawest Corp.
7.50% 10/15/2013	2,000	2,063
John Q. Hammons Hotels, Inc., Series B 8.88% 05/15/2012	1,500	1,643
Mandalay Resort Group 9.38% 02/15/2010	58	65
6.38% 12/15/2011	1,000	1,020
Station Casinos, Inc., Senior Subordinated Note - 144A 6.88% 03/01/2016	1,500	1,549
Trump Entertainment Resorts, Inc., Senior Secured Note 8.50% 06/01/2015	2,000	1,963
Vail Resorts, Inc. 6.75% 02/15/2014	2,000	2,040
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. - 144A 6.63% 12/01/2014	2,000	1,955
		12,298
Industrial Machinery & Equipment - 4.9%
Case New Holland, Inc. - 144A 9.25% 08/01/2011	1,000	1,055
Douglas Dynamics LLC - 144A 7.75% 01/15/2012	1,000	985
Gardner Denver, Inc., Senior Subordinated Note - 144A 8.00% 05/01/2013	2,000	2,033
Goodman Global Holding Co., Inc. - 144A 7.88% 12/15/2012	1,000	930
Mueller Group, Inc. 10.00% 05/01/2012	2,000	2,110
		7,113
Lumber & Wood Products - 0.7%
Ainsworth Lumber Co., Ltd., Senior Note[a] 6.84% 10/01/2010	1,000	1,003
Manufacturing Industries - 1.0%
K2, Inc. 7.38% 07/01/2014	1,400	1,481
Mortgage Bankers & Brokers - 5.5%
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., Series Bb 0.00% 10/01/2014	1,625	1,138
Da-Lite Screen Co., Inc. 9.50% 05/15/2011	500	535
Innophos Investments Holdings, Inc. - 144Aa 11.27% 02/15/2015	2,029	1,877

	Principal Amount	Value
Mortgage Bankers & Brokers (continued)
Nalco Finance Holdings, Inc.[c] 0.00% 02/01/2014	$1,796	$1,336
Valor Telecommunications Enterprises LLC/Finance Corp. - 144A 7.75% 02/15/2015	2,000	1,975
Virgin River Casino Corp. - 144A 9.00% 01/15/2012	1,000	1,048
		7,909
Motion Pictures - 0.6%
AMC Entertainment, Inc. 8.00% 03/01/2014	1,000	893
Oil & Gas Extraction - 5.9%
Chesapeake Energy Corp. 6.88% 01/15/2016	1,500	1,571
Comstock Resources, Inc. 6.88% 03/01/2012	1,250	1,269
Delta Petroleum Corp. - 144A 7.00% 04/01/2015	1,000	945
Energy Partners, Ltd. 8.75% 08/01/2010	1,000	1,055
Mission Resources Corp. 9.88% 04/01/2011	1,000	1,065
Ocean Rig Norway AS, Senior Note - 144A 8.38% 07/01/2013	1,000	1,018
Petrobras International Finance Co. 7.75% 09/15/2014	1,500	1,583
		8,506
Paper & Allied Products - 1.8%
Graphic Packaging International Corp. 9.50% 08/15/2013	2,500	2,531
Paperboard Containers & Boxes - 1.4%
Graham Packaging Co., Inc. - 144A 9.88% 10/15/2014	2,000	2,015
Petroleum Refining - 0.8%
Premcor Refining Group (The), Inc. 9.25% 02/01/2010	1,000	1,110
Primary Metal Industries - 2.5%
Aleris International, Inc., Senior Note 9.00% 11/15/2014	250	260
Edgen Acquisition Corp. - 144A 9.88% 02/01/2011	1,000	975
Novelis, Inc. - 144A 7.25% 02/15/2015	500	504
Texas Industries, Inc. - 144A 7.25% 07/15/2013	1,000	1,030
Valmont Industries, Inc. 6.88% 05/01/2014	850	854
		3,623

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER HIGH YIELD BOND FUND

Schedule of Investments (continued) - June 30, 2005 - (all amounts in thousands) (unaudited)

	Principal Amount	Value
Printing & Publishing - 1.4%
Jostens IH Corp. 7.63% 10/01/2012	$2,000	$1,985
Restaurants - 4.4%
Carrols Corp. - 144A 9.00% 01/15/2013	2,000	2,035
Denny's Corp./Denny's Holdings, Inc., Senior Note 10.00% 10/01/2012	2,250	2,351
Landry's Restaurants, Inc., Series B 7.50% 12/15/2014	2,000	1,945
		6,331
Security & Commodity Brokers - 1.8%
American Real Estate Partners, LP/ American Real Estate Finance Corp. - 144A 7.13% 02/15/2013	1,000	985
E*Trade Financial Corp. 8.00% 06/15/2011	1,500	1,586
		2,571
Stone, Clay & Glass Products - 0.8%
Owens-Brockway 8.25% 05/15/2013	1,000	1,091
Telecommunications - 3.0%
MCI, Inc. 6.91% 05/01/2007	1,500	1,524
Nextel Partners, Inc. 8.13% 07/01/2011	1,500	1,635
UbiquiTel Operating Co. 9.88% 03/01/2011	1,000	1,103
		4,262
Tobacco Products - 1.4%
Alliance One International, Inc., Senior Note - 144A 11.00% 05/15/2012	2,000	2,070
Water Transportation - 2.5%
Gulfmark Offshore, Inc. 7.75% 07/15/2014	2,000	2,115
Horizon Lines LLC - 144A 9.00% 11/01/2012	500	526
Hornbeck Offshore Services, Inc. 6.13% 12/01/2014	1,000	1,018
		3,659
Wholesale Trade Nondurable Goods - 1.5%
Domino's, Inc. 8.25% 07/01/2011	1,959	2,096
Total Corporate Debt Securities (cost: $120,815)		123,390
CONVERTIBLE BONDS - 11.9%
Aerospace - 0.7%
Armor Holdings, Inc.[d] 2.00% 11/01/2024	1,000	977

	Principal Amount	Value
Business Services - 0.6%
Reddy Ice Holdings, Inc. - 144Ae 0.00% 11/01/2012	$1,250	$906
Commercial Banks - 0.7%
Euronet Worldwide, Inc., Senior Note 1.63% 12/15/2024	1,000	1,076
Communications Equipment - 0.5%
Inmarsat Finance PLC[f] 0.00% 11/15/2012	1,000	790
Computer & Data Processing Services - 1.7%
Openwave Systems, Inc. 2.75% 09/09/2008	1,500	1,607
Overstock.com, Inc. 3.75% 12/01/2011	1,000	819
		2,426
Computer & Office Equipment - 0.8%
Scientific Games Corp. - 144A 0.75% 12/01/2024	1,000	1,085
Electronic Components & Accessories - 0.8%
Pixelworks, Inc. 1.75% 05/15/2024	1,500	1,117
Entertainment - 0.9%
International Game Technology Zero Coupon 0.00% 01/29/2033	2,000	1,307
Manufacturing Industries - 1.2%
Shuffle Master, Inc. 1.25% 04/15/2024	1,500	1,701
Mortgage Bankers & Brokers - 0.7%
Virgin River Casino Corp. - 144Ag 0.00% 01/15/2013	1,500	1,058
Oil & Gas Extraction - 0.9%
Halliburton Co. 3.13% 07/15/2023	500	694
Schlumberger, Ltd., Series B 2.13% 06/01/2023	500	564
		1,258
Retail Trade - 1.1%
Dick's Sporting Goods, Inc.[h] 1.61% 02/18/2024	2,000	1,553
Security & Commodity Brokers - 0.7%
Blackrock, Inc./New York - 144A 2.63% 02/15/2035	1,000	1,014
Water Transportation - 0.6%
Royal Caribbean Cruises, Ltd. Zero Coupon 0.00% 02/02/2021	1,500	870
Total Convertible Bonds (cost: $17,460)		17,138

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER HIGH YIELD BOND FUND

Schedule of Investments (continued) - June 30, 2005 - (all amounts in thousands) (unaudited)

		Value
Total Investments Securities (cost: $138,275)*		$140,528
SUMMARY:
Investments, at value	97.2%	$140,528
Other assets less liabilities	2.8%	4,054
Net assets	100.0%	$144,582

NOTES TO SCHEDULE OF INVESTMENTS:

a Floating or variable rate note. Rate is listed as of June 30, 2005.

b Securities are stepbonds. Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., Series B has a coupon rate of 0.00% until 10/01/2009, thereafter a coupon rate 10.50%.

c Securities are stepbonds. Nalco Finance Holdings, Inc. has a coupon rate of 0.00% until 02/01/2009, thereafter the coupon rate will be 9.00%.

d Securities are stepbonds. Armor Holding, Inc. has a coupon rate of 2.00% until 11/01/2011, thereafter the coupon rate will be 0.00%.

e Securities are stepbonds. Reddy Ice Holdings, Inc. has a coupon rate of 0.00% until 11/01/2008, thereafter the coupon rate will be 10.50%.

f Securities are stepbonds. Inmarsat Finance PLC has a coupon rate of 0.00% until 11/15/2008, thereafter the coupon rate will be 10.38%.

g Securities are stepbonds. Virgin River Casino Corp. - 144A has a coupon rate of 0.00% until 01/15/2009, thereafter the coupon rate will be 12.75%.

h Securities are stepbonds. Dick's Sporting Goods, Inc. has a coupon rate of 1.61% until 02/18/2009, thereafter the coupon rate will be 0.00%.

DEFINITIONS:

144A - 144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration normally to qualified institutional buyers. At June 30, 2005 these securities aggregated $46,311 or 32.0% of the net assets of the Fund.

TRAINS - Targeted Return Index Securities TrustSM

*Aggregate cost for Federal tax purposes is $138,638. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $3,484 and $1,594 respectively. Net unrealized appreciation for tax purposes is $1,890.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER CASH RESERVE FUND

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following example is intended to help you understand your ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses, (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period[a]
Investor Class
Actual	$1,000.00	$1,012.50	0.25%	$1.25
Hypothetical[b]	1,000.00	1,023.55	0.25	1.25

a Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

b 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
by Maturity Distribution (in days)
at June 30, 2005

This chart shows the percentage breakdown by maturity distribution (in days) of the Fund's total investment securities.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER CASH RESERVE FUND

Schedule of Investments - June 30, 2005 - (all amounts in thousands) (unaudited)

	Principal Amount	Value
COMMERCIAL PAPER - 86.4%
Asset-Backed - 2.6%
CAFCO LLC - 144A 3.10% 07/18/2005	$720	$719
3.15% 08/09/2005	300	299
		1,018
Automotive - 2.3%
Harley-Davidson, Inc. - 144A 3.10% 07/25/2005	900	898
Beverages - 1.8%
Coca-Cola Co. (The) 2.98% 07/01/2005	700	700
Business Credit Institutions - 11.4%
Old Line Funding Corp. - 144A 3.05% 07/06/2005	1,100	1,100
3.20% 08/22/2005	850	846
Paccar Financial Corp. 3.04% 07/12/2005	1,000	999
3.08% 07/22/2005	800	799
USAA Capital Corp. 3.15% 07/07/2005	700	700
		4,444
Chemicals & Allied Products - 4.3%
Procter & Gamble Co. - 144A 3.07% 07/25/2005	250	249
3.14% 08/16/2005	450	448
3.33% 09/15/2005	1,000	993
		1,690
Commercial Banks - 14.0%
Bank of America Corp. 3.05% 07/07/2005	300	300
Barclays U.S. Funding Corp. 3.01% 07/05/2005	800	800
Canadian Imperial Bank of Commerce 3.10% 08/04/2005	500	499
3.14% 08/11/2005	580	578
Ranger Funding Co. LLC - 144A 3.18% 07/21/2005	790	789
3.28% 07/25/2005	850	848
UBS Finance Delaware LLC 3.20% 08/25/2005	750	746
3.24% 09/06/2005	900	895
		5,455
Department Stores - 4.1%
Wal-Mart Stores, Inc. - 144A 3.05% 07/12/2005	1,600	1,598

	Principal Amount	Value
Electronic & Other Electric Equipment - 1.8%
Emerson Electric Co. - 144A 6.30% 11/01/2005	700	706
Food & Kindred Products - 4.9%
Nestle Capital Corp. - 144A 3.00% 07/01/2005	$900	$900
3.04% 07/08/2005	600	600
3.19% 07/15/2005	400	399
		1,899
Holding & Other Investment Offices - 3.1%
Toronto-Dominion Holdings USA, Inc. - 144A 3.12% 08/05/2005	800	798
3.36% 09/23/2005	400	397
		1,195
Insurance - 4.7%
Metlife Funding, Inc. 3.31% 08/23/2005	1,850	1,841
Medical Instruments & Supplies - 2.4%
Medtronic, Inc. - 144A 3.25% 07/27/2005	950	948
Mortgage Bankers & Brokers - 2.4%
Ciesco LLC 3.07% 07/06/2005	550	550
Ciesco LLC - 144A 3.02% 07/08/2005	400	400
		950
Oil & Gas Extraction - 4.1%
Total Capital SA - 144A 3.04% 07/11/2005	600	599
3.05% 07/11/2005	450	450
3.07% 07/11/2005	550	549
		1,598
Personal Credit Institutions - 14.9%
American Honda Finance Corp. 3.01% 07/11/2005	500	500
3.13% 08/03/2005	1,400	1,396
General Electric Capital Corp. 3.05% 07/07/2005	450	450
3.06% 07/20/2005	800	799
3.15% 08/08/2005	800	797
Toyota Motor Credit Corp. 3.18% 08/09/2005	450	448
3.25% 08/23/2005	600	597
3.28% 08/24/2005	250	249
3.33% 08/29/2005	600	597
		5,833
Printing & Publishing - 1.8%
Gannett Co., Inc. - 144A 3.21% 07/28/2005	700	698

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER CASH RESERVE FUND

Schedule of Investments (continued) - June 30, 2005 - (all amounts in thousands) (unaudited)

	Principal Amount	Value
Security & Commodity Brokers - 5.8%
Goldman Sachs Group, Inc. 3.09% 07/13/2005	$1,000	$999
3.10% 07/14/2005	550	549
3.41% 11/21/2005	350	345
Merrill Lynch & Co., Inc. 3.23% 07/19/2005	350	349
		2,242
Total Commercial Paper (cost: $33,713)		33,713
SHORT-TERM OBLIGATIONS - 4.4%
Hershey Co. (The) 6.70% 10/01/2005	715	720
Merrill Lynch & Co., Inc., Series Ba 3.74% 09/21/2005	1,000	1,001
Total Short-Term Obligations (cost: $1,721)		1,721
CERTIFICATES OF DEPOSIT - 9.9%
Barclays Bank PLC 3.17% 08/10/2005	900	900
Canadian Imperial Bank of Commerce 3.15% 08/01/2005	500	500
3.12% 08/03/2005	300	300
Toronto Dominion Bank, Ltd. 2.76% 07/05/2005	400	400
Wells Fargo Bank NA 3.13% 07/26/2005	1,100	1,100
3.12% 07/29/2005	350	350
3.27% 08/02/2005	300	300
Total Certificates Of Deposit (cost: $3,850)		3,850
Total Investment Securities (cost: $39,284)		$39,284
SUMMARY:
Investments , at value	100.7%	$39,284
Liabilities less other assets	(0.7)%	(247)
Net assets	100.0%	$39,037

NOTES TO SCHEDULE OF INVESTMENTS:

a Floating or variable rate note. Rate is listed as of June 30, 2005.

DEFINITIONS:

144A - 144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $16,231 or 41.6% of the net assets of the Fund.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA INSTITUTIONAL BOND FUND

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
by Asset Type
at June 30, 2005
(unaudited)

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

Because the Fund commenced operations on February 1, 2005, no hypothetical expense example is presented here. The hypothetical expense example will be presented for the Fund after it has been in operation for six months.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL BOND FUND

Schedule of Investments - June 30, 2005 - (all amounts in thousands) (unaudited)

	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 41.2%
Fannie Mae
5.50% 03/01/2018	$21	$22
6.00% 05/01/2032	18	19
6.00% 08/01/2034	21	21
5.50% 05/01/2035	40	40
Freddie Mac
5.50% 11/01/2018	20	21
6.00% 11/01/2033	18	18
5.50% 02/01/2035	40	40
U.S. Treasury Bond 5.38% 02/15/2031	14	17
U.S. Treasury Note 3.63% 06/15/2010	11	11
Total U.S. Government Obligations (cost: $209)		209
CORPORATE DEBT SECURITIES - 49.3%
Amusement & Recreation Services - 2.0%
Harrah's Operating Co., Inc. 5.50% 07/01/2010	10	10
Automotive - 3.3%
DaimlerChrysler NA Holding Corp. 8.50% 01/18/2031	13	17
Beer, Wine & Distilled Beverages - 0.4%
Foster's Finance Corp.- 144A 5.88% 06/15/2035	2	2
Commercial Banks - 2.1%
Citicorp, Series F, Subordinated Note 6.38% 11/15/2008	10	11
Communication - 2.0%
Comcast Corp. 4.95% 06/15/2016	10	10
Communications Equipment - 2.0%
Motorola, Inc. 4.61% 11/16/2007	10	10
Electric Services - 2.0%
FPL Group Capital, Inc. 4.09% 02/16/2007	10	10
Food & Kindred Products - 2.0%
Diageo Capital PLC 3.38% 03/20/2008	10	10
Gas Production & Distribution - 2.0%
Atmos Energy Corp. 4.00% 10/15/2009	10	10
Holding & Other Investment Offices - 2.0%
iStar Financial, Inc. 4.88% 01/15/2009	10	10

	Principal Amount	Value
Industrial Machinery & Equipment - 2.0%
John Deere Capital Corp. 3.90% 01/15/2008	$10	$10
Insurance - 2.0%
International Lease Finance Corp. 5.63% 06/01/2007	10	10
Insurance Agents, Brokers & Service - 1.0%
Metlife, Inc. 5.00% 06/15/2015	5	5
Metal Mining - 2.1%
Barrick Gold Finance, Inc. 7.50% 05/01/2007	10	11
Motion Pictures - 1.2%
Time Warner, Inc. 9.13% 01/15/2013	5	6
Oil & Gas Extraction - 2.7%
Nexen, Inc. 5.88% 03/10/2035	14	14
Personal Credit Institutions - 3.9%
Capital One Bank 5.00% 06/15/2009	10	10
General Electric Capital Corp. 4.25% 01/15/2008	10	10
		20
Petroleum Refining - 3.1%
Amerada Hess Corp. 7.13% 03/15/2033	10	12
Valero Energy Corp. 7.50% 04/15/2032	3	4
		16
Primary Metal Industries - 4.5%
Noranda, Inc. 6.00% 10/15/2015	10	11
Phelps Dodge Corp. 8.75% 06/01/2011	10	12
		23
Printing & Publishing - 2.0%
Gannett Co., Inc. 5.50% 04/01/2007	10	10
Savings Institutions - 1.0%
Washington Mutual Bank FA 5.13% 01/15/2015	5	5
Security & Commodity Brokers - 2.0%
Residential Capital Corp.- 144A 6.38% 06/30/2010	10	10

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL BOND FUND

Schedule of Investments (continued) - June 30, 2005 - (all amounts in thousands) (unaudited)

	Principal Amount	Value
Telecommunications - 2.0%
Alltel Corp. 4.66% 05/17/2007	$10	$10
Total Corporate Debt Securities (cost: $247)		250
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.9%
U.S. Treasury Bill 2.91% 09/15/2005	25	25
Total Short-Term U.S. Government Obligations (cost: $25)		25
Total Investment Securities (cost: $481)*		$484
SUMMARY:
Investments, at value	95.4%	$484
Other assets less liabilities	4.6%	23
Net assets	100.0%	$507

DEFINITIONS:

144A - 144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration normally to qualified institutional buyers. At June 30, 2005 these securities aggregated $12 or 2.4% of the net assets of the Fund.

* Aggregate cost for Federal tax purposes is $481. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $4 and $1, respectively. Net unrealized appreciation for tax purposes is $3.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL EQUITY FUND

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following example is intended to help you understand your ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses, (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period[a]
Institutional Class
Actual	$1,000.00	$1,001.80	0.75%	$3.72
Hypothetical[b]	1,000.00	1,021.08	0.75	3.76

a Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

b 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
by Sector
at June 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL EQUITY FUND

Schedule of Investments - June 30, 2005 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 102.3%
Business Services - 7.7%
eBay, Inc.[a]	60,500	$1,997
First Data Corp.	41,400	1,662
Moody's Corp.	21,000	944
		4,603
Chemicals & Allied Products - 4.0%
Praxair, Inc.	52,000	2,423
Communication - 5.7%
Liberty Global, Inc. - Class Aa	15,600	728
XM Satellite Radio Holdings, Inc. - Class Aa	80,000	2,693
		3,421
Communications Equipment - 5.0%
QUALCOMM, Inc.	90,000	2,971
Computer & Data Processing Services - 7.1%
Intuit, Inc.[a]	32,700	1,475
Microsoft Corp.	111,000	2,757
		4,232
Computer & Office Equipment - 3.3%
Apple Computer, Inc.[a]	8,000	294
Lexmark International, Inc.[a]	114	7
Sandisk Corp.[a]	69,500	1,649
		1,950
Cosmetics/Personal Care - 3.7%
Gillette Co. (The)	44,000	2,228
Drug Stores & Proprietary Stores - 4.2%
Walgreen Co.	54,500	2,506
Engineering & Management Services - 1.4%
Jacobs Engineering Group, Inc.[a]	15,000	844
Entertainment - 0.7%
International Game Technology	14,800	417
Hotels & Other Lodging Places - 8.0%
Marriott International, Inc. - Class A	36,500	2,490
MGM Mirage, Inc.[a]	58,000	2,296
		4,786
Industrial Machinery & Equipment - 1.6%
Caterpillar, Inc.	10,000	953
Insurance - 4.6%
WellPoint, Inc.[a]	40,000	2,786
Management Services - 2.4%
Paychex, Inc.	44,500	1,448
Medical Instruments & Supplies - 3.4%
Zimmer Holdings, Inc.[a]	27,000	2,057
Oil & Gas Extraction - 3.8%
Anadarko Petroleum Corp.	15,000	1,232
Schlumberger, Ltd.	14,000	1,063
		2,295

	Shares	Value
Personal Services - 2.1%
Weight Watchers International, Inc.[a]	24,750	$1,277
Petroleum Refining - 2.4%
Suncor Energy, Inc.	30,000	1,420
Pharmaceuticals - 7.9%
Allergan, Inc.	20,200	1,722
Genentech, Inc.[a]	37,500	3,011
		4,733
Printing & Publishing - 2.9%
McGraw-Hill Cos., Inc. (The)	40,000	1,770
Retail Trade - 4.1%
Staples, Inc.	116,000	2,473
Security & Commodity Brokers - 6.8%
American Express Co.	25,000	1,331
Chicago Mercantile Exchange	9,250	2,733
		4,064
Transportation & Public Utilities - 3.9%
Expeditors International of Washington, Inc.	47,000	2,341
Trucking & Warehousing - 3.5%
United Parcel Service, Inc. - Class B	30,000	2,075
Variety Stores - 2.1%
Wal-Mart Stores, Inc.	26,500	1,277
Total Common Stocks (cost: $58,486)		61,350
Total Investment Securities (cost: $58,486)*		$61,350
SUMMARY:
Investments, at value	102.3%	$61,350
Liabilities less other assets	(2.3)%	(1,351)
Net assets	100.0%	$59,999

NOTES TO SCHEDULE OF INVESTMENTS:

a No dividends were paid during the preceding twelve months.

* Aggregate cost for Federal tax purposes is $58,670. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $4,557 and $1,877, respectively. Net unrealized appreciation for tax purposes is $2,680.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL SMALL/MID CAP VALUE FUND

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
by Sector
at June 30, 2005
(unaudited)

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Because the Fund commenced operations on February 1, 2005, no hypothetical expense example is presented here. The hypothetical expense example will be presented for the Fund after it has been in operation for six months.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL SMALL/MID CAP VALUE FUND

Schedule of Investments - June 30, 2005 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Apparel & Accessory Stores - 1.6%
Ashworth, Inc.[a]	900	$8
Apparel Products - 1.9%
True Religion Apparel, Inc.[a]	700	10
Chemicals & Allied Products - 10.0%
Crompton Corp.	650	9
Georgia Gulf Corp.	200	6
Lubrizol Corp.	240	10
Olin Corp.	600	11
PolyOne Corp.[a]	1,200	8
Terra Nitrogen Co., L.P.	300	8
		52
Commercial Banks - 1.9%
North Fork Bancorp, Inc.	350	10
Computer & Data Processing Services - 2.1%
Fair Isaac Corp.	300	11
Computer & Office Equipment - 1.9%
Hypercom Corp.[a]	1,500	10
Construction - 2.3%
Chemed Corp.	300	12
Electronic & Other Electric Equipment - 5.6%
Acuity Brands, Inc.	370	10
Genlyte Group, Inc.[a]	380	19
		29
Electronic Components & Accessories - 2.5%
Advanced Energy Industries, Inc.[a]	500	4
OSI Systems, Inc.[a]	600	9
		13
Environmental Services - 3.7%
Casella Waste Systems, Inc. - Class Aa	700	8
Republic Services, Inc.	300	11
		19
Fabricated Metal Products - 1.8%
Gulf Island Fabrication, Inc.	450	9
Food & Kindred Products - 0.4%
TreeHouse Foods, Inc.[a]	64	2
Gas Production & Distribution - 1.4%
KeySpan Corp.	160	7
Health Services - 2.3%
LifePoint Hospitals, Inc.[a]	230	12
Holding & Other Investment Offices - 7.3%
Annaly Mortgage Management, Inc. REIT	500	9
Education Realty Trust, Inc. REIT	650	12
Omega Healthcare Investors, Inc. REIT	1,300	17
		38
Hotels - 2.3%
Host Marriott Corp.	700	12

	Shares	Value
Industrial Machinery & Equipment - 2.1%
Cooper Cameron Corp.[a]	180	$11
Insurance - 9.8%
AMBAC Financial Group, Inc.	150	10
American Safety Insurance Holdings, Ltd.[a]	750	11
HCC Insurance Holdings, Inc.	310	12
PartnerRe, Ltd.	190	12
Triad Guaranty, Inc.[a]	120	6
		51
Management Services - 2.1%
FTI Consulting, Inc.[a]	520	11
Medical Instruments & Supplies - 2.7%
Orthofix International NVa	320	14
Oil & Gas Extraction - 15.2%
Chesapeake Energy Corp.	650	15
Edge Petroleum Corp.[a]	800	12
Parker Drilling Co.[a]	1,400	10
Patterson-UTI Energy, Inc.	660	18
Superior Energy Services, Inc.[a]	800	14
Todco - Class Aa	400	10
		79
Petroleum Refining - 1.9%
Murphy Oil Corp.	200	10
Retail Trade - 2.5%
Sports Authority, Inc. (The)[a]	400	13
Savings Institutions - 2.1%
Partners Trust Financial Group, Inc.	1,000	11
Telecommunications - 2.5%
Citizens Communications Co.	1,000	13
Water Transportation - 4.2%
Aries Maritime Transport, Ltd.[a]	1,000	13
DryShips, Inc.	540	9
		22
Wholesale Trade Nondurable Goods - 2.1%
Dean Foods Co.[a]	320	11
Total Common Stocks (cost: $486)		500
Total Investment Securities (cost: $486)*		$500
SUMMARY:
Investments , at value	96.2%	$500
Other assets less liabilities	3.8%	20
Net assets	100.0%	$520

NOTES TO SCHEDULE OF INVESTMENTS:

a No dividends were paid during the preceding twelve months.

DEFINITIONS:

REIT - Real Estate Investment Trust

* Aggregate cost for Federal tax purposes is $486. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $39 and $25, respectively. Net unrealized appreciation for tax purposes is $14.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL DIVERSIFIED EQUITY FUND

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
by Sector
at June 30, 2005
(unaudited)

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Because the Fund commenced operations on February 1, 2005, no hypothetical expense example is presented here. The hypothetical expense example will be presented for the Fund after it has been in operation for six months.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL DIVERSIFIED EQUITY FUND

Schedule of Investments - June 30, 2005 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 90.1%
Aerospace - 1.0%
United Technologies Corp.	100	$5
Air Transportation - 1.6%
FedEx Corp.	100	8
Automotive - 2.9%
Harley-Davidson, Inc.	150	7
PACCAR, Inc.	110	7
		14
Beverages - 1.0%
PepsiCo, Inc.	100	5
Business Services - 2.0%
eBay, Inc.[a]	300	10
Chemicals & Allied Products - 1.2%
Ecolab, Inc.	200	6
Commercial Banks - 1.2%
JP Morgan Chase & Co.	160	6
Communication - 3.7%
Liberty Global, Inc. - Class Aa	105	5
Liberty Media Corp. - Class Aa	1,000	10
XM Satellite Radio Holdings, Inc. - Class Aa	100	3
		18
Communications Equipment - 1.4%
QUALCOMM, Inc.	200	7
Computer & Data Processing Services - 3.3%
Microsoft Corp.	300	7
NAVTEQ Corp.[a]	200	7
SkillSoft PLC, ADR[a]	550	2
		16
Computer & Office Equipment - 6.1%
Apple Computer, Inc.[a]	300	11
Diebold, Inc.	200	9
Sandisk Corp.[a]	400	10
		30
Cosmetics/Personal Care - 1.4%
Gillette Co. (The)	130	7
Electronic & Other Electric Equipment - 1.6%
General Electric Co.	220	8
Electronic Components & Accessories - 2.6%
Intel Corp.	500	13
Engineering & Management Services - 3.1%
Jacobs Engineering Group, Inc.[a]	260	15
Holding & Other Investment Offices - 3.7%
Plum Creek Timber Co., Inc.	500	18
Hotels & Other Lodging Places - 3.7%
Marriott International, Inc. - Class A	150	10
MGM Mirage, Inc.[a]	200	8
		18

	Shares	Value
Industrial Machinery & Equipment - 10.6%
American Standard Cos., Inc.	150	$6
Caterpillar, Inc.	120	11
Donaldson Co., Inc.	200	6
Graco, Inc.	200	7
Illinois Tool Works, Inc.	150	12
Kennametal, Inc.	210	10
		52
Insurance - 5.3%
Progressive Corp. (The)	90	9
WellPoint, Inc.[a]	250	17
		26
Medical Instruments & Supplies - 1.6%
Zimmer Holdings, Inc.[a]	100	8
Motor Vehicles, Parts & Supplies - 1.6%
BorgWarner, Inc.	150	8
Oil & Gas Extraction - 4.1%
Anadarko Petroleum Corp.	70	6
Apache Corp.	90	6
Schlumberger, Ltd.	100	8
		20
Paper & Allied Products - 2.2%
3M Co.	150	11
Personal Services - 1.6%
Weight Watchers International, Inc.[a]	150	8
Petroleum Refining - 1.8%
Suncor Energy, Inc.	200	9
Pharmaceuticals - 3.3%
Amgen, Inc.[a]	100	6
Johnson & Johnson	150	10
		16
Primary Metal Industries - 1.4%
Hubbell, Inc. - Class B	150	7
Printing & Publishing - 2.6%
McGraw-Hill Cos., Inc. (The)	300	13
Research & Testing Services - 1.0%
Affymetrix, Inc.[a]	100	5
Restaurants - 1.6%
IHOP Corp.	180	8
Retail Trade - 2.4%
Staples, Inc.	540	12
Rubber & Misc. Plastic Products - 0.6%
Sealed Air Corp.[a]	60	3
Security & Commodity Brokers - 3.7%
American Express Co.	200	11
Chicago Mercantile Exchange	25	7
		18

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL DIVERSIFIED EQUITY FUND

Schedule of Investments (continued) - June 30, 2005 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
Telecommunications - 1.4%
Verizon Communications, Inc.	200	$7
Transportation & Public Utilities - 0.6%
Expeditors International of Washington, Inc.	60	3
Wholesale Trade Durable Goods - 1.2%
Grainger (W.W.), Inc.	110	6
Total Common Stocks (cost: $448)		444
Total Investment Securities - 90.1% (cost: $448)*		$444
SUMMARY:
Investments, at value	90.1%	$444
Other assets less liabilities	9.9%	49
Net assets	100.0%	$493

NOTES TO SCHEDULE OF INVESTMENTS:

a No dividends were paid during the preceding twelve months.

DEFINITIONS:

ADR – American Depositary Receipt

* Aggregate cost for Federal income tax purposes is $448. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $15 and $19, respectively. Net unrealized depreciation for tax purposes is $4.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS & LIABILITIES

June 30, 2005

(all amounts except per share amounts in thousands)

(unaudited)

	Transamerica Premier Diversified Equity Fund	Transamerica Premier Equity Fund	Transamerica Premier Focus Fund	Transamerica Premier Growth Opportunities Fund	Transamerica Premier Balanced Fund	Transamerica Premier High Yield Bond Fund	Transamerica Premier Cash Reserve Fund
Assets
Investment, at cost	$85,383	$148,869	$72,606	$88,978	$228,997	$138,275	$39,284
Investment, at value	$92,312	$195,794	$86,374	$116,562	$270,994	$140,528	$39,284
Cash	10,025	4,260	4,963	8,552	660	4,187	87
Receivables:
Securities sold	815	32	7	8	3,491	-	-
Fund shares sold	46	87	9	5	88	21	33
Interest	17	7	7	14	953	2,639	36
Dividends	50	30	11	85	107	-	-
Reimbursement from adviser	94	43	2	15	74	17	15
	$103,359	$200,253	$91,373	$125,241	$276,367	$147,392	$39,455
Liabilities
Payables:
Securities purchased	1,078	172	-	790	3,261	2,519	-
Fund shares redeemed	230	227	121	107	96	158	378
Advisory fees	63	141	45	61	169	63	11
Transfer agent fees	8	7	8	5	5	3	4
Distribution fees	50	46	21	29	80	2	-
Dividends to shareholders	-	-	-	-	-	4	1
Other accrued expenses	28	66	40	50	86	61	24
	1,457	659	235	1,042	3,697	2,810	418
Total Net Assets	$101,902	$199,594	$91,138	$124,199	$272,670	$144,582	$39,037
Net Assets Consist of:
Paid-in capital	$94,842	$149,488	$106,632	$148,036	$238,048	$164,815	$39,037
Undistributed/(Accumulated) net investment income	10	(318)	(116)	(21)	(652)	(66)	-
Accumulated net realized gain (loss) on investments	121	3,499	(29,146)	(51,400)	(6,723)	(22,420)	-
Net unrealized appreciation (depreciation) of investments	6,929	46,925	13,768	27,584	41,997	2,253	-
Total Net Assets	$101,902	$199,594	$91,138	$124,199	$272,670	$144,582	$39,037
Investor Class
Net Assets	$101,902	$199,594	$91,138	$124,199	$272,670	$8,874	$39,037
Shares Outstanding	8,370	10,280	5,739	6,449	12,530	1,141	39,037
Net Asset Value, Offering Price and Redemption Price Per Share	$12.17	$19.42	$15.88	$19.26	$21.76	$7.78	$1.00
Institutional Class
Net Assets	N/A	N/A	N/A	N/A	N/A	$135,708	N/A
Shares Outstanding	N/A	N/A	N/A	N/A	N/A	17,587	N/A
Net Asset Value, Offering Price and Redemption Price Per Share	N/A	N/A	N/A	N/A	N/A	$7.72	N/A

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)

June 30, 2005

(all amounts except per share amounts in thousands)

(unaudited)

	Transamerica Premier Institutional Bond Fund	Transamerica Premier Institutional Equity Fund	Transamerica Premier Institutional Small/Mid Cap Value Fund	Transamerica Premier Institutional Diversified Equity Fund
Assets
Investment, at cost	$481	$58,486	$486	$448
Investment, at value	$484	$61,350	$500	$444
Cash	5	204	1	36
Receivables:
Securities sold	88	17	-	7
Fund shares sold	-	219	-	-
Interest	4	-	-	-
Dividends	-	12	1	-
Reimbursement from adviser	23	78	23	22
	$604	$61,880	$525	$509
Liabilities
Payables:
Securities purchased	92	-	-	10
Fund shares redeemed	-	1,824	-	-
Advisory fees	-	40	-	-
Transfer agent fees	-	-	-	-
Distribution fees	-	-	-	-
Dividends to shareholders	-	-	-	-
Other accrued expenses	5	17	5	6
	97	1,881	5	16
Total Net Assets	$507	$59,999	$520	$493
Net Assets Consist of:
Paid-in capital	$509	$55,184	$500	$500
Undistributed/(Accumulated) net investment income	(1)	(13)	2	1
Accumulated net realized gain (loss) on investments	(4)	1,964	4	(4)
Net unrealized appreciation (depreciation) of investments	3	2,864	14	(4)
Total Net Assets	$507	$59,999	$520	$493
Shares Outstanding	51	5,390	50	50
Net Asset Value, Offering Price and Redemption Price Per Share	$9.96	$11.13	$10.41	$9.87

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS

For the period ended June 30, 2005

(all amounts in thousands)

(unaudited)

	Transamerica Premier Diversified Equity Fund	Transamerica Premier Equity Fund	Transamerica Premier Focus Fund	Transamerica Premier Growth Opportunities Fund	Transamerica Premier Balanced Fund	Transamerica Premier High Yield Bond Fund	Transamerica Premier Cash Reserve Fund
Investment Income
Interest income	$92	$22	$75	$65	$1,760	$5,047	$529
Dividend income	518	644	422	719	1,226	-	-
Total Income	610	666	497	784	2,986	5,047	529
Expenses
Investment advisory fees	239	538	351	465	676	380	66
Administration fee	4	6	3	5	9	5	1
Transfer agent and shareholder servicing fees:
Investor Class	18	70	75	66	39	8	36
Institutional Class	-	-	-	-	-	2	-
Class A	1	-	-	-	-	-	-
Distribution and service fees:
Investor Class	262	232	109	148	533	9	-
Class A	42	79	27	63	68	-	-
Custodian fees	9	14	9	10	21	17	6
Registration fees:
Investor Class	13	17	16	18	15	11	15
Institutional Class	-	-	-	-	-	7	-
Class A	3	2	2	2	5	-	-
Legal fees	14	8	4	9	19	10	2
Audit fees	10	23	11	14	30	16	4
Directors fees and expenses	5	11	6	7	15	8	2
Printing fees	10	25	12	15	32	18	5
Other expenses	4	8	4	6	9	6	1
Total expenses before waiver and reimbursement	634	1,033	629	828	1,471	497	138
Reimbursed expenses and waived fees	(137)	-	(16)	(41)	(31)	(33)	(90)
Net Expenses	497	1,033	613	787	1,440	464	48
Net Investment Income (Loss)	113	(367)	(116)	(3)	1,546	4,583	481
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	494	7,162	1,696	1,989	712	982	-
Change in unrealized appreciation (depreciation) on investments	(4,222)	(7,710)	(2,606)	(5,155)	(10,464)	(4,987)	-
Net Realized and Unrealized Gain (Loss) on Investments	(3,728)	(548)	(910)	(3,166)	(9,752)	(4,005)	-
Net Increase (Decrease) in Net Assets From Operations	$(3,615)	$(915)	$(1,026)	$(3,169)	$(8,206)	$578	$481

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (CONTINUED)

For the period ended June 30, 2005

(all amounts in thousands)

(unaudited)

	Transamerica Premier Institutional Bond Fund[a]	Transamerica Premier Institutional Equity Fund	Transamerica Premier Institutional Small/Mid Cap Value Fund[a]	Transamerica Premier Institutional Diversified Equity Fund[a]
Investment Income
Interest income	$9	$22	$-	$-
Dividend income	-	291	3	3
Total Income	9	313	3	3
Expenses
Investment advisory fees	1	326	2	2
Administration fee	-	2	-	-
Transfer agent and shareholder servicing fees:
Institutional Class	-	1	-	-
Custodian fees	2	24	2	3
Registration fees:
Institutional Class	23	46	23	23
Legal fees	-	11	-	-
Audit fees	1	13	1	1
Directors fees and expenses	-	4	-	-
Printing fees	-	10	-	-
Other expenses	-	5	-	-
Total expenses before waiver and reimbursement	27	442	28	29
Reimbursed expenses and waived fees	(26)	(113)	(27)	(27)
Net Expenses	1	329	1	2
Net Investment Income (Loss)	8	(16)	2	1
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(4)	1,671	4	(4)
Change in unrealized appreciation (depreciation) on investments	3	(1,942)	14	(4)
Net Realized and Unrealized Gain (Loss) on Investments	(1)	(271)	18	(8)
Net Increase (Decrease) in Net Assets From Operations	$7	$(287)	$20	$(7)

a Commenced operations February 1, 2005.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

(all amounts in thousands)

	Transamerica Premier Diversified Equity Fund		Transamerica Premier Equity Fund		Transamerica Premier Focus Fund
	Period Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004	Period Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004	Period Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$113	$125	$(367)	$(298)	$(116)	$(464)
Net realized gain (loss) on investments	494	1,058	7,162	10,625	1,696	11,522
Change in unrealized appreciation (depreciation) on investments	(4,222)	7,534	(7,710)	14,996	(2,606)	1,566
Net increase (decrease) in net assets resulting from operations	(3,615)	8,717	(915)	25,323	(1,026)	12,624
Dividends / Distributions to Shareholders
From net investment income:
Investor class	(119)	(69)	-	-	-	-
Net decrease in net assets resulting from distributions	(119)	(69)	-	-	-	-
Net Fund Shares Transactions	23,956	47,434	(5,128)	10,210	(7,087)	(6,427)
Net increase (decrease) in net assets	20,222	56,082	(6,043)	35,533	(8,113)	6,197
Beginning of period	81,680	25,598	205,637	170,104	99,251	93,054
End of period[1]	$101,902	$81,680	$199,594	$205,637	$91,138	$99,251
[1] Includes undistributed (accumulated) net investment income of:	$10	$16	$(318)	$49	$(116)	$-

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(all amounts in thousands)

	Transamerica Premier Growth Opportunities Fund		Transamerica Premier Balanced Fund		Transamerica Premier High Yield Bond Fund
	Period Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004	Period Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004	Period Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3)	$(553)	$1,546	$2,224	$4,583	$9,111
Net realized gain (loss) on investments	1,989	13,378	712	8,540	982	4,151
Change in unrealized appreciation (depreciation) on investments	(5,155)	3,691	(10,464)	17,235	(4,987)	368
Net increase (decrease) in net assets resulting from operations	(3,169)	16,516	(8,206)	27,999	578	13,630
Dividends / Distributions to Shareholders
From net investment income:
Investor class	(18)	-	(1,697)	(2,487)	(212)	(466)
Institutional class	-	-	-	-	(4,381)	(8,749)
Class A	-	-	(132)	(151)	-	-
Net decrease in net assets resulting from distributions	(18)	-	(1,829)	(2,638)	(4,593)	(9,215)
Net Fund Shares Transactions	(5,011)	12,806	16,726	41,402	5,209	12,018
Net increase (decrease) in net assets	(8,198)	29,322	6,691	66,763	1,194	16,433
Beginning of period	132,397	103,075	265,979	199,216	143,388	126,955
End of period[1]	$124,199	$132,397	$272,670	$265,979	$144,582	$143,388
[1] Includes undistributed (accumulated) net investment income of:	$(21)	$-	$(652)	$(369)	$(66)	$(56)

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(all amounts in thousands)

	Transamerica Premier Cash Reserve Fund		Transamerica Premier Institutional Bond Fund	Transamerica Premier Institutional Equity Fund
	Period Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004	Period Ended June 30, 2005[a] (unaudited)	Period Ended June 30, 2005 (unaudited)	Period Ended December 31, 2004[b]
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$481	$443	$8	$(16)	$190
Net realized gain (loss) on investments	-	-	(4)	1,671	326
Change in unrealized appreciation (depreciation) on investments	-	-	3	(1,942)	4,806
Net increase (decrease) in net assets resulting from operations	481	443	7	(287)	5,322
Dividends / Distributions to Shareholders
From net investment income:
Investor class	(481)	(443)	-	-	-
Institutional class	-	-	(9)	-	(190)
From net realized gains on investments:
Institutional class	-	-	-	-	(30)
Net decrease in net assets resulting from distributions	(481)	(443)	(9)	-	(220)
Net Fund Shares Transactions	1,999	(6,871)	509	(1,824)	57,008
Net increase (decrease) in net assets	1,999	(6,871)	507	(2,111)	62,110
Beginning of period	37,038	43,909	-	62,110	-
End of period[1]	$39,037	$37,038	$507	$59,999	$62,110
[1] Includes undistributed (accumulated) net investment income of:	$-	$-	$(1)	$(13)	$3

a Commenced operations on February 1, 2005.

b Commenced operations on June 1, 2004.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(all amounts in thousands)

	Transamerica Premier Institutional Small/Mid Cap Value Fund	Transamerica Premier Institutional Diversified Equity Fund
	Period Ended June 30, 2005[a] (unaudited)	Period Ended June 30, 2005[a] (unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2	$1
Net realized gain (loss) on investments	4	(4)
Change in unrealized appreciation (depreciation) on investments	14	(4)
Net increase (decrease) in net assets resulting from operations	20	(7)
Net Fund Shares Transactions	500	500
Net increase (decrease) in net assets	520	493
Beginning of period	-	-
End of period[1]	$520	$493
[1] Includes undistributed (accumulated) net investment income of:	$2	$1

a Commenced operations on February 1, 2005.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

The following includes selected data for a share outstanding throughout each period and other performance information from the financial statements.d

	Transamerica Premier Diversified Equity Fund
	Investor Class
	Period Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000
Net Asset Value Beginning of period	$12.70	$11.17	$8.87	$11.10	$12.12	$11.37
Operations
Net investment income (loss)[a]	0.01 [d]	0.03 [d]	(0.01)[d]	(0.01)[d]	(0.11)	(0.10)[d]
Net realized and unrealized gain (loss) on investments	(0.52)	1.51	2.31	(2.22)	(0.87)	1.32
Total from investment operations	(0.51)	1.54	2.30	(2.23)	(0.98)	1.22
Dividends / Distributions and Other to Shareholders
Net investment income	(0.02)	(0.01)	-	-	-	-
Net realized gains on investments	-	-	-	-	(0.04)	(0.47)
Total dividends/distributions	(0.02)	(0.01)	-	-	(0.04)	(0.47)
Net Asset Value End of period	$12.17	$12.70	$11.17	$8.87	$11.10	$12.12
Total Return[b,e]	(4.05%)	13.81%	25.93%	(20.09%)	(8.10%)	10.72%
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	1.04%	1.20%	1.20%	1.20%	1.20%	1.20%
Before reimbursement/fee waiver[c]	1.31%	1.47%	1.80%	2.02%	1.77%	1.82%
Net investment income (loss), after reimbursement/fee waiver[c]	0.24%	0.28%	(0.07%)	(0.15%)	(0.91%)	(0.82%)
Portfolio turnover rate[e]	28%	30%	24%	72%	61%	52%
Net assets end of the period (in thousands)	$101,902	$71,487	$18,660	$8,822	$10,980	$12,311

	Transamerica Premier Equity Fund
	Investor Class
	Period Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000
Net Asset Value Beginning of period	$19.46	$16.90	$12.93	$17.11	$20.77	$31.96
Operations
Net investment loss[a]	(0.03)[d]	(0.02)[d]	(0.07)[d]	(0.13)[d]	(0.20)	(0.34)[d]
Net realized and unrealized gain (loss) on investments	(0.01)	2.58	4.04	(4.05)	(3.46)	(3.42)
Total from investment operations	(0.04)	2.56	3.97	(4.18)	(3.66)	(3.76)
Dividends / Distributions and Other to Shareholders
Net investment income	-	-	-	-	-	-
Net realized gains on investments	-	-	-	-	-	(7.43)
Total dividends/distributions	-	-	-	-	-	(7.43)
Net Asset Value End of period	$19.42	$19.46	$16.90	$12.93	$17.11	$20.77
Total Return[b,e]	(0.21%)	15.15%	30.70%	(24.43%)	(17.62%)	(13.81%)
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	1.02%	1.29%	1.43%	1.42%	1.34%	1.26%
Before reimbursement/fee waiver[c]	1.02%	1.29%	1.43%	1.42%	1.34%	1.26%
Net investment loss, after reimbursement/fee waiver[c]	(0.35%)	(0.13%)	(0.46%)	(0.91%)	(0.98%)	(1.07%)
Portfolio turnover rate[e]	21%	34%	38%	34%	42%	40%
Net assets end of the period (in thousands)	$199,594	$179,454	$146,833	$96,788	$153,607	$241,814

a Net investment income (loss) is after fee waivers and reimbursements by the Adviser (Note 2). If the Adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.01),$(0.00), $(0.07), $(0.10), $(0.18), and $(0.18) for the Diversified Equity Fund for the period ended June 30, 2005 and the years ended December 31, 2004, 2003, 2002, 2001, and 2000, respectively, and $(0.04) for the Equity Fund for the period ended June 30, 2005.

b Total return represents aggregate total return for each period.

c Annualized.

d Per share net investment income (loss) has been determined on the basis of the average number of shares outstanding during the period.

e Not annualized for periods less than one year.

See notes to financial statements

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONTINUED)

The following includes selected data for a share outstanding throughout each period and other performance information from the financial statements.

	Transamerica Premier Focus Fund
	Investor Class
	Period Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000
Net Asset Value Beginning of period	$16.01	$13.87	$9.94	$13.84	$19.24	$33.55
Operations
Net Investment Income (Loss)[a]	0.02 [d]	(0.07)[d]	(0.07)[d]	(0.12)[d]	(0.14)[d]	(0.39)[d]
Net realized and unrealized gain (loss) on Investments	(0.15)	2.21	4.00	(3.78)	(4.46)	(4.35)
Total from investment operations	(0.13)	2.14	3.93	(3.90)	(4.60)	(4.74)
Dividends / Distributions and Other to Shareholders
Net investment income	-	-	-	-	-	-
Net realized gains on investments	-	-	-	-	(0.80)	(9.57)
Total dividends/distributions	-	-	-	-	(0.80)	(9.57)
Net Asset Value End of period	$15.88	$16.01	$13.87	$9.94	$13.84	$19.24
Total Return[b,d]	(0.81%)	15.43%	39.54%	(28.18%)	(23.92%)	(18.60%)
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	1.34%	1.36%	1.40%	1.40%	1.40%	1.32%
Before reimbursement/fee waiver[c]	1.35%	1.36%	1.54%	1.56%	1.45%	1.32%
Net investment income (loss), after reimbursement/fee waiver[c]	0.25%	(0.48%)	(0.65%)	(1.08%)	(0.88%)	(1.14%)
Portfolio turnover rate[d]	14%	64%	59%	43%	70%	65%
Net assets end of the period (in thousands)	$91,138	$92,565	$87,075	$73,525	$107,384	$171,901

	Transamerica Premier Growth Opportunities Fund
	Investor Class
	Period Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000
Net Asset Value Beginning of period	$19.73	$16.99	$12.69	$15.57	$20.82	$38.95
Operations
Net Investment Loss[a]	-	(0.08)	(0.10)	(0.16)	(0.17)	(0.44)
Net realized and unrealized gain (loss) on Investments	(0.47)	2.82	4.40	(2.72)	(4.42)	(7.70)
Total from investment operations	(0.47)	2.74	4.30	(2.88)	(4.59)	(8.14)
Dividends / Distributions and Other to Shareholders
Net investment income	-	-	-	-	-	-
Net realized gains on investments	-	-	-	-	(0.66)	(9.99)
Total dividends/distributions	-	-	-	-	(0.66)	(9.99)
Net Asset Value End of period	$19.26	$19.73	$16.99	$12.69	$15.57	$20.82
Total Return[b,d]	(2.37%)	16.13%	33.88%	(18.50%)	(22.07%)	(26.00%)
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	1.29%	1.36%	1.40%	1.40%	1.40%	1.26%
Before reimbursement/fee waiver[c]	1.32%	1.36%	1.47%	1.42%	1.41%	1.26%
Net investment income (loss) after reimbursement/fee waiver[c]	0.00%[e]	(0.44%)	(0.70%)	(1.12%)	(1.07%)	(1.11%)
Portfolio turnover rate[d]	10%	37%	29%	37%	55%	78%
Net assets end of the period (in thousands)	$124,199	$118,442	$93,747	$81,481	$130,559	$224,934

a Net investment income (loss) is after fee waivers and reimbursements by the Adviser (Note 2). If the Adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $0.02, $(0.09), $(0.14), $(0.15), and $(0.39) for the Focus Fund for the period ended June 30, 2005 and for the years ended December 31, 2003, 2002, 2001, and 2000 and $(0.01), $(0.11), $(0.16), $(0.17), and $(0.44) for the Growth Opportunities Fund for the period ended June 30, 2005 and the years ended December 31, 2003, 2002, 2001, and 2000, respectively. Per share net investment income (loss) has been determined on the basis of the average number of shares outstanding during the period.

b Total return represents aggregate total return for each period.

c Annualized.

d Not annualized for periods less than one year.

e Rounds to less than 0.01%.

See notes to financial statements

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONTINUED)

The following includes selected data for a share outstanding throughout each period and other performance information from the financial statements.

	Transamerica Premier Balanced Fund
	Investor Class
	Period Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000
Net Asset Value Beginning of period	$22.60	$20.22	$16.60	$18.70	$20.09	$20.50
Operations
Net Investment Income (Loss)	0.13 [d]	(0.22)[d]	0.23 [d]	0.32 [d]	0.34	0.42 [d]
Net realized and unrealized gain (loss) on Investments	(0.82)	2.83	3.62	(2.05)	(1.38)	1.59
Total from investment operations	(0.69)	2.61	3.85	(1.73)	(1.04)	2.01
Dividends / Distributions and Other to Shareholders
Net investment income	(0.15)	(0.23)	(0.23)	(0.37)	(0.31)	(0.28)
Net realized gains on investments	-	-	-	-	(0.04)	(2.14)
Total dividends/distributions	(0.15)	(0.23)	(0.23)	(0.37)	(0.35)	(2.42)
Net Asset Value End of period	$21.76	$22.60	$20.22	$16.60	$18.70	$20.09
Total Return[b,e]	(3.07%)	12.92%	23.20%	(9.24%)	(5.22%)	9.89%
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	1.07%	1.29%	1.29%	1.25%	1.21%	1.24%
Before reimbursement/fee waivers[c]	1.08%	1.29%	1.29%	1.25%	1.21%	1.24%
Net investment income (loss), after reimbursement/fee waiver[c]	1.15%	(1.04%)	1.28%	1.79%	1.76%	1.89%
Portfolio turnover rate[e]	17%	47%	39%	57%	77%	96%
Net assets end of the period (in thousands)	$272,670	$245,138	$183,331	$126,564	$138,588	$107,140

	Transamerica Premier High Yield Bond Fund
	Investor Class
	Period Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000
Net Asset Value Beginning of period	$8.00	$7.76	$7.05	$7.96	$8.35	$9.29
Operations
Net Investment Income[a]	0.25 [d]	0.52 [d]	0.54 [d]	0.68 [d]	0.71 [d]	0.77
Net realized and unrealized gain (loss) on Investments	(0.23)	0.25	0.74	(0.89)	(0.35)	(0.93)
Total from investment operations	0.02	0.77	1.28	(0.21)	0.36	(0.16)
Dividends / Distributions and Other to Shareholders
Net investment income	(0.24)	(0.53)	(0.57)	(0.70)	(0.75)	(0.78)
Net realized gains on investments	-	-	-	-	-	-
Total dividends/distributions	(0.24)	(0.53)	(0.57)	(0.70)	(0.75)	(0.78)
Net Asset Value End of period	$7.78	$8.00	$7.76	$7.05	$7.96	$8.35
Total Return[b,e]	0.31%	10.38%	18.76%	(2.60%)	4.49%	(2.01%)
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Before reimbursement/fee waivers[c]	1.42%	1.43%	1.64%	2.65%	3.54%	3.54%
Net investment income, after reimbursement/fee waiver[c]	6.31%	6.75%	7.26%	9.42%	8.45%	8.67%
Portfolio turnover rate[e]	37%	152%	171%	126%	119%	57%
Net assets end of the period (in thousands)	$8,874	$8,227	$7,973	$7,604	$2,161	$1,607

a Net investment income is after fee waivers and reimbursements by the Adviser (Note 2). If the Adviser had not waived fees and reimbursed expenses, net investment income per share would have been $0.12 for the Balanced Fund for the period ended June 30,2005 and $0.23, $0.48, $0.49, $0.56, $0.48 and $0.55 for the High Yield Bond Fund for the period ended June 30, 2005 and for the years ended December 31, 2004, 2003, 2002, 2001, and 2000, respectively.

b Total return represents aggregate total return for each period.

c Annualized.

d Per share net investment income (loss) has been determined on the basis of the average number of shares outstanding during the period.

e Not annualized for periods less than one year.

See notes to financial statements

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONTINUED)

See notes to financial statements

The following includes selected data for a share outstanding throughout each period and other performance information from the financial statements.

	Transamerica Premier Cash Reserve Fund
	Investor Class
	Period Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000
Net Asset Value
Beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Operations
Net Investment Income[a]	0.01	0.01	0.01	0.02	0.04	0.06
Net realized and unrealized loss on Investments	-	-	-	-	-	-
Total from investment operations	0.01	0.01	0.01	0.02	0.04	0.06
Dividends / Distributions and Other to Shareholders
Net investment income	(0.01)	(0.01)	(0.01)	(0.02)	(0.04)	(0.06)
Net realized gains on investments	-	-	-	-	-	-
Total dividends/distributions	(0.01)	(0.01)	(0.01)	(0.02)	(0.04)	(0.06)
Net Asset Value
End of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[b,d]	1.25%	1.16%	0.92%	1.62%	4.12%	6.34%
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Before reimbursement/fee waiver[c]	0.72%	0.63%	0.88%	0.60%	0.74%	0.57%
Net investment income, after reimbursement/fee waiver[c]	2.52%	1.13%	0.92%	1.59%	4.04%	6.16%
Net assets end of the period (in thousands)	$39,037	$37,038	$43,847	$48,290	$68,898	$136,278

a Net investment income is after fee waivers and reimbursements by the Adviser (Note 2). If the Adviser had not waived fees and reimbursed expenses, net investment income per share would have been $0.01, $0.01, $0.00, $0.01, $0.04 and $0.06 for the Cash Reserve Fund for the period ended June 30, 2005 and for the years ended December 31, 2004, 2003, 2002, 2001, and 2000, respectively. Per share net investment income (loss) has been determined on the basis of the average number of shares outstanding during the period.

b Total return represents aggregate total return for each period.

c Annualized.

d Not annualized for periods less than one year.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONTINUED)

The following includes selected data for a share outstanding throughout each period and other performance information from the financial statements.

	Transamerica Premier High Yield Bond Fund
	Institutional Class
	Period Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000
Net Asset Value
Beginning of period	$7.95	$7.70	$7.01	$7.91	$8.30	$9.25
Operations
Net investment income[a]	0.25 [d]	0.54 [d]	0.56 [d]	0.71 [d]	0.80	0.81
Net realized and unrealized gain (loss) on investments	(0.23)	0.26	0.71	(0.90)	(0.42)	(0.96)
Total from investment operations	0.02	0.80	1.27	(0.19)	0.38	(0.15)
Dividends / Distributions and Other to Shareholders
Net investment income	(0.25)	(0.55)	(0.58)	(0.71)	(0.77)	(0.80)
Net realized gains on investments	-	-	-	-	-	-
Total dividends/distributions	(0.25)	(0.55)	(0.58)	(0.71)	(0.77)	(0.80)
Net Asset Value
End of period	$7.72	$7.95	$7.70	$7.01	$7.91	$8.30
Total Return[b,e]	0.34%	10.88%	18.87%	(2.24%)	4.77%	(1.88%)
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	0.65%	0.63%	0.65%	0.65%	0.65%	0.65%
Before reimbursement/fee waivers[c]	0.67%	0.63%	0.72%	0.74%	0.69%	0.68%
Net investment income, after reimbursement/fee waiver	6.56%	7.06%	7.56%	9.72%	8.71%	8.94%
Portfolio turnover rate[e]	37%	152%	171%	126%	119%	57%
Net assets end of the period (in thousands)	$135,708	$135,161	$118,982	$105,644	$100,745	$85,385

Transamerica Premier Institutional Bond Fund
Period Ended June 30, 2005[f] (Unaudited)
Net Asset Value Beginning of period	$10.00
Operations
Net investment income[a]	0.16
Net realized and unrealized loss on investments	(0.02)
Total from investment operations	0.14
Dividends / Distributions and Other to Shareholders
Net investment income	(0.18)
Total dividends/distributions	(0.18)
Net Asset Value End of period	$9.96
Total Return[b,e]	1.36%
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	0.33%
Before reimbursement/fee waiver[c]	13.13%
Net investment income, after reimbursement/fee waiver[c]	3.99%
Portfolio turnover rate[e]	180%
Net assets, end of the period (in thousands)	$507

a Net investment income (loss) is after fee waivers and reimbursements by the Adviser (Note 2). If the Adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $0.25, $0.55, $0.70, $0.76, and $0.80 for the High Yield Bond Fund for the period ended June 30, 2005 and for the years ended December 31, 2003, 2002, 2001, and 2000, respectively, and $(0.36) for the Institutional Bond Fund for the period ended June 30, 2005.

b Total return represents aggregate total return for each period.

c Annualized.

d Per share net investment income (loss) has been determined on the basis of the average number of shares outstanding during the period.

e Not annualized for periods less than one year.

f Commenced operations on February 1, 2005.

See notes to financial statements

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONTINUED)

The following includes selected data for a share outstanding throughout each period and other performance information from the financial statements.

	Transamerica Premier Institutional Equity Fund
	Period Ended June 30, 2005 (Unaudited)	Period Ended December 31, 2004[e]
Net Asset Value
Beginning of period	$11.11	$10.00
Operations
Net Investment Income[a]	(0.00)[g]	0.08
Net realized and unrealized gain on investments	0.02	1.40
Total from investment operations	0.02	1.48
Dividends / Distributions and Other to Shareholders
Net investment income	-	(0.36)
Net realized gains on investments	-	(0.01)
Total dividends/distributions	-	(0.37)
Net Asset Value
End of period	$11.13	$11.11
Total Return[b],d	0.18%	11.51%
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	0.75%	0.75%
Before reimbursement/fee waiver[c]	1.01%	0.90%
Net investment income, after reimbursement/fee waiver[c]	(0.04%)	1.31%
Portfolio turnover rate[d]	84%	18%
Net assets end of the period (in thousands)	$59,999	$62,110

Transamerica Premier Institutional Small/Mid Cap Value Fund
Period Ended June 30, 2005 (Unaudited)[f]
Net Asset Value Beginning of period	$10.00
Operations
Net Investment Income[a]	0.04
Net realized and unrealized gain on investments	0.37
Total from investment operations	0.41
Net Asset Value End of period	$10.41
Total Return[b,d]	4.00%
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	0.81%
Before reimbursement/fee waiver[c]	13.73%
Net investment income, after reimbursement/fee waiver[c]	0.85%
Portfolio turnover rate[d]	21%
Net assets end of the period (in thousands)	$520

a Net investment income (loss) is after fee waivers and reimbursements by the Adviser (Note 2). If the Adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.02) and $0.07 for the Institutional Equity Fund for the periods ended June 30, 2005 and December 31, 2004, respectively, and $(0.50) for the Institutional Small/Mid Cap Value Fund for the period ended June 30, 2005. Per share net investment income (loss) has been determined on the basis of the average number of shares outstanding during the period.

b Total return represents aggregate total return for each period.

c Annualized.

d Not annualized for periods less than one year.

e Commenced operations on June 1, 2004.

f Commenced operations on February 1, 2005.

g Rounds to less than $(0.01).

See notes to financial statements

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONTINUED)

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

Transamerica Premier Institutional Diversified Equity Fund
Period Ended June 30, 2005 (Unaudited)[e]
Net Asset Value Beginning of period	$10.00
Operations
Net Investment Income[a]	0.03
Net realized and unrealized gain (loss) on investments	(0.16)
Total from investment operations	(0.13)
Net Asset Value End of period	$9.87
Total Return[b,d]	(1.30%)
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	0.75%
Before reimbursement/fee waiver[c]	13.99%
Net investment income, after reimbursement/fee waiver	0.64%
Portfolio turnover rate[d]	28%
Net assets end of the period (in thousands)	$493

a Net investment income (loss) is after fee waivers and reimbursements by the Adviser (Note 2). If the Adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.51) for the Institutional Diversified Equity Fund for the period ended June 30, 2005. Per share net investment income (loss) has been determined on the basis of the average number of shares outstanding during the period.

b Total return represents aggregate total return for each period.

c Annualized.

d Not annualized for periods less than one year.

e Commenced operations on February 1, 2005.

See notes to financial statements

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

June 30, 2005

(all amounts in thousands)

(unaudited)

1.  Organization and Significant
Accounting Policies

Transamerica Investors, Inc. (the "Company") is a Maryland Corporation registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, management investment company. The Company is composed of eleven Funds: Transamerica Premier Diversified Equity Fund (the "Diversified Equity Fund"), Transamerica Premier Equity Fund (the "Equity Fund"), Transamerica Premier Focus Fund (the "Focus Fund"), Transamerica Premier Growth Opportunities Fund (the "Growth Opportunities Fund"), Transamerica Premier Balanced Fund (the "Balanced Fund"), Transamerica Premier High Yield Bond Fund (the "High Yield Fund"), Transamerica Premier Cash Reserve Fund (the "Cash Reserve Fund") Transamerica Premier Institutional Bond Fund (the "Institutional Bond Fund"), Transamerica Premier Institutional Equity Fund (the "Institutional Equity Fund"), Transamerica Premier Institutional Small/Mid Cap Value Fund (the "Institutional Small/Mid Cap Value Fund") and Transamerica Premier Institutional Diversified Equity Fund (the "Institutional Diversified Equity Fund"), (collectively referred to as the "Funds"). All of the Funds are diversified except the Focus Fund, which is non-diversified under the 1940 Act. For information on investment objectives and strategies, please refer to the Funds' prospectuses.

The Institutional Bond Fund, Institutional Small/Mid Cap Value Fund and Institutional Diversified Equity Fund began operations on February 1, 2005.

Effective May 1, 2005, Transamerica Premier Core Equity Fund changed its name to Transamerica Premier Diversified Equity Fund.

Effective May 29, 2005, Transamerica Premier Bond Fund was dissolved.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Multiple Class Operations and Expenses

The Company currently offers two classes of shares, an Investor and an Institutional class, that reflect different expense levels. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated to each class based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses. Each share of each class of a Fund represents an identical legal interest in the investment of the Fund.

On June 24, 2005, Class A shares merged into the Investor class.

Valuation of Securities

Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ/NMS, such closing price may be last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

As permitted under Rule 2a-7 of the 1940 Act, the Cash Reserve Fund values its securities at amortized cost, which approximates market value.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Directors of the Fund, under the supervision of the Fund's Valuation Committee. The Fund values its investment securities at fair value based upon procedures approved by the Board of Directors on days when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of investments.

Pricing of Shares

The Funds price their shares on the basis of the net asset value of each class of shares of the Funds, which are determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Cash

The Funds may leave cash overnight in their cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Funds to invest excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Securities Transactions, and Investment Income

Securities transactions are recorded as of the trade date. Gains and losses on sales of investments are determined on the identified cost basis for both financial statement and Federal income tax purposes. Interest income and operating expenses are recorded daily on an accrual basis. Discount is recorded on a daily basis using the effective yield method, except for the Cash Reserve Fund, which recognizes discount and premium on a straight line basis. Dividend income is recorded on the ex-dividend date.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005

(all amounts in thousands)

(unaudited)

Account Maintenance Fees

(amounts not in thousands)

If the shareholder account balance falls below $1,000, by either shareholder action or as a result of market action, a $25 fee is assessed every year until the balance reaches $1,000.

Dividends and Distributions

Dividends from net investment income on shares of the Cash Reserve Fund are declared daily and paid monthly. Dividends from net investment income on shares of the High Yield Fund and the Institutional Bond Fund are declared and paid monthly. Dividends from net investment income, if any, on shares of the Diversified Equity Fund, the Equity Fund, the Focus Fund, the Growth Opportunities Fund, the Balanced Fund, the Institutional Equity Fund, the Institutional Small/Mid Cap Value Fund and the Institutional Diversified Equity Fund are declared and paid annually. Each Fund distributes net realized capital gains, if any, annually. Dividends and distributions paid by each Fund are recorded on the ex-dividend date, except for the Cash Reserve Fund, which records dividends daily. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds and timing differences. Dividends from net investment income are determined on a class level. Capital gains distributions are determined on a Fund level.

Federal Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing to shareholders substantially all of its taxable income. Therefore, no Federal income or excise tax provision is required to be paid by each Fund.

The following Funds have capital loss carryforwards which are available to effect future realized capital gains through the periods listed:

	Expiring December 2009	Expiring December 2010	Expiring December 2011
Diversified Equity Fund	-	67	293
Equity Fund	-	1,829	634
Focus Fund	9,734	21,101	-
Growth Opportunities Fund	47,908	3,461	1,995
Balanced Fund	-	7,048	-
High Yield Fund	5,230	17,819	-

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that reflect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

2.  Investment Advisory Fees And Other Transactions With Affiliates

The Company has an Investment Advisory Agreement (the "Agreement") with Transamerica Investment Management, LLC (the "Adviser") on behalf of each Fund. For its services to the Funds, the Adviser receives a monthly fee, based on an annual percentage of the average daily net assets of each Fund. The annual fees for the following Funds are:

Fund	% of ANA
Focus Fund	0.60%*
Growth Opportunities Fund	0.60%*
High Yield Fund	0.53%
Cash Reserve Fund	0.33%
Institutional Bond Fund	0.43%
Institutional Equity Fund	0.73%
Institutional Small/Mid Cap Value Fund	0.83%
Institutional Diversified Equity Fund	0.73%

* Prior to May 17, 2005, the advisory fee was as follows: 0.85% of the first $1 billion, 0.82% of the next $1 billion and 0.80% in excess of $2 billion.

The Adviser is an affiliate of AEGON N.V., a Netherlands corporation. The Adviser has agreed to waive its fees and assume any other operating expenses (other than certain extraordinary or nonrecurring expenses) which together exceed a specified percentage of the average daily net assets of that Fund. These waivers and subsidies may be terminated at any time without notice. The specified percentages are as follows:

Fund	Investors Class	Institutional Class
Focus Fund	1.40%	-
Growth Opportunities Fund	1.40%	-
High Yield Fund	0.90%	0.65%
Cash Reserve Fund	0.25%	-
Institutional Bond Fund	-	0.45%
Institutional Equity Fund	-	0.75%
Institutional Small/Mid Cap Value Fund	-	0.85%
Institutional Diversified Equity Fund	-	0.75%

The Adviser is entitled to be paid by the Equity Fund, Diversified Equity Fund, and Balanced Fund an annual advisory fee, which is accrued daily and paid monthly based on average daily net assets ("ANA"), which may vary between a minimum fee and a maximum fee as follows:

Fund	Minimum Fee		Maximum Fee
Equity Fund**	0.50	% of ANA	0.85% of the first $1 billion of ANA 0.82% of the next $1 billion of ANA 0.80% of ANA over $2 billion
Diversified Equity Fund**	0.50	% of ANA	0.75% of the first $1 billion of ANA 0.72% of the next $1 billion of ANA 0.70% of ANA over $2 billion
Balanced Fund**	0.50	% of ANA	0.75% of the first $1 billion of ANA 0.72% of the next $1 billion of ANA 0.70% of ANA over $2 billion

** Effective May 1, 2005. Prior to May 1, 2005, the advisory fees for Equity Fund, Diversified Equity Fund and Balanced Fund were 0.50%, 0.50% and 0.50% of ANA, respectively.

If payment of the Maximum Fee would result in a Fund's annualized operating expenses in any month to exceed the applicable contractual expense limitation ("Expense Cap") (shown below), the advisory fee payable to the Adviser will reduce from the Maximum Fee, but not below the Minimum Fee, in an amount

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005

(all amounts in thousands)

(unaudited)

sufficient to limit annualized Fund operating expenses to the Expense Cap. If payment of the Minimum Fee would result in Fund operating expenses exceeding the Expense Cap, the Adviser and/or its affiliates will remit to the Fund an amount sufficient to limit annualized Fund operating expenses to the Expense Cap.

Effective May 1, 2005, the Fund's are subject to an Expense Cap applicable to each Fund's annual total operating expenses as follows:

Fund
Equity Fund	1.15%
Diversified Equity Fund *	1.15%
Balanced Fund	1.10%

* Prior to February 11, 2005, the Diversified Equity Fund Expense Cap was 0.85%

The actual advisory fee paid from start date of May 1, 2005 through June 30, 2005 were:

Fund
Equity Fund	0.50%
Diversified Equity Fund	0.50%
Balanced Fund	0.50%

Effective January 1, 2005 AEGON/Transamerica Fund Services, Inc. and AEGON/Transamerica Investor Services, Inc. merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS"). TFS serves as administrator and transfer agent to the Funds.

TFS is an affiliate of AEGON, NV, a Netherlands corporation.

The Company entered into an agreement with TFS for financial and legal fund administration services which include such items as compliance, expenses, financial statement and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support and other legal matters. The Company pays TFS an annual fee of 0.02% of average net assets of each Fund.

AFSG Securities Corporation ("AFSG") is the principal underwriter and distributor of the shares for each of the Funds. AFSG is an affiliate of AEGON N.V., a Netherlands corporation.

Certain directors and officers of the Funds are also directors and officers of the Adviser and other affiliated Transamerica entities. No officer, director, or employee of the Adviser or any of their affiliates receives any compensation from the Funds for acting as a director or officer of the Company. Each director of the Company who is not an "interested person" (as that term is defined in the 1940 Act) receives from the Funds (amounts not in thousands) a $14,000 annual fee, $1,500 for each Board meeting attended, and $1,000 for each Board committee meeting attended, and is reimbursed for expenses incurred in connection with such attendance. The lead independent director and audit committee chairmen each receive an additional $3,000 annual fee.

As of June 30, 2005, Transamerica Corporation and its affiliates held the following percentages of outstanding shares:

Diversified Equity Fund	6%
Equity Fund	4%
Focus Fund	13%
Growth Opportunities Fund	13%
Balanced Fund	8%
High Yield Bond Fund	94%
Cash Reserve Fund	6%
Institutional Bond Fund	100%
Institutional Small/Mid Cap Value Fund	100%
Institutional Diversified Equity Fund	100%

3.  Distribution Plans

The 12b-1 plans of distribution and related distribution contracts require the Funds to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. For the Investor Shares, there is an annual 12b-1 distribution fee of 0.25% of the average daily net assets, except for the Cash Reserve Fund. On November 1, 1997, Transamerica Securities Sales Corporation ("TSSC") and subsequently AFSG agreed to waive the distribution fees indefinitely for the Cash Reserve Fund. The fee waivers may be terminated at any time without notice. For the Institutional Shares, there is no annual 12b-1 distribution fee. This fee is paid to securities dealers and financial intermediaries for providing personal services and account maintenance for their customers who hold such shares.

4.  Security Transactions

The aggregate cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended June 30, 2005 were as follows:

Fund	Purchases	U.S. Government Purchases	Proceeds from Sales	U.S. Government Sales
Diversified Equity Fund	$41,167	$-	$24,024	$-
Equity Fund	41,254	-	48,660	-
Focus Fund	16,697	-	11,862	-
Growth Opportunities Fund	11,167	-	15,758	-
Balanced Fund	41,498	16,896	26,791	16,999
High Yield Fund	56,326	-	49,641	-
Institutional Bond Fund	315	996	64	786
Institutional Equity Fund	71,200	-	67,614	-
Institutional Small/Mid Cap Value Fund	585	-	103	-
Institutional Diversified Equity Fund	579	-	128	-

5.  Capital Stock Transactions

At June 30, 2005, there were 1.04 billion shares of $0.001 par value stock authorized. The tables below summarize the transactions in Fund shares for the years and class indicated.

The Diversified Equity Fund, Equity Fund, Focus Fund and Growth Opportunities Fund have a short-term redemption fee in the Investor Class. Shares of these funds purchased on or after October 1, 2003 that are sold or

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005

(all amounts in thousands)

(unaudited)

exchanged within 90 days of the purchase are assessed a redemption fee of 2% of the value of the shares sold or exchanged. The redemption fees are included as a reduction to the amount of Capital stock redeemed in the tables below.

TRANSAMERICA PREMIER
DIVERSIFIED EQUITY FUND  Authorized Shares - 50,000

	Period Ended June 30, 2005 (unaudited)		Year Ended December 31, 2004
Investor Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	2,398	$29,583	4,332	$49,639
Capital stock issued upon reinvestment of dividends and distributions	7	93	4	54
Capital stock redeemed	(480)	(5,871)	(376)	(4,312)
Redemption fees	N/A	1	N/A	1
Class level exchanges	815	9,938	-	-
Net increase	2,740	$33,744	3,960	$45,382

TRANSAMERICA PREMIER
DIVERSIFIED EQUITY FUND

	Period Ended June 30, 2005 (unaudited)		Year Ended December 31, 2004
Class A Shares	Shares	Amount	Shares	Amount
Capital stock sold	101	$1,246	361	$4,061
Capital stock issued upon reinvestment of dividends and distributions	-	-	-	-
Capital stock redeemed	(90)	(1,096)	(178)	(2,009)
Class level exchanges	(818)	(9,938)	-	-
Net increase (decrease)	(807)	$(9,788)	183	$2,052

TRANSAMERICA PREMIER
EQUITY FUND  Authorized Shares - 70,000

	Period Ended June 30, 2005 (unaudited)		Year Ended December 31, 2004
Investor Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	1,206	$22,677	2,694	$48,109
Capital stock issued upon reinvestment of dividends and distributions	-	-	-	-
Capital stock redeemed	(1,692)	(31,638)	(2,159)	(37,489)
Redemption fees	N/A	12	N/A	11
Class level exchanges	1,545	29,770	-	-
Net increase	1,059	$20,821	535	$10,631

TRANSAMERICA PREMIER
EQUITY FUND

	Period Ended June 30, 2005 (unaudited)		Year Ended December 31, 2004
Class A Shares	Shares	Amount	Shares	Amount
Capital stock sold	302	$5,623	263	$4,484
Capital stock issued upon reinvestment of dividends and distributions	-	-	-	-
Capital stock redeemed	(98)	(1,802)	(289)	(4,905)
Class level exchanges	(1,574)	(29,770)	-	-
Net decrease	(1,370)	$(25,949)	(26)	$(421)

TRANSAMERICA PREMIER
FOCUS FUND  Authorized Shares - 60,000

	Period Ended June 30, 2005 (unaudited)		Year Ended December 31, 2004
Investor Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	340	$5,249	1,476	$22,084
Capital stock issued upon reinvestment of dividends and distributions	-	-	-	-
Capital stock redeemed	(771)	(11,895)	(1,975)	(28,460)
Redemption fees	N/A	2	N/A	117
Class level exchanges	390	6,232	-	-
Net decrease	(41)	$(412)	(499)	$(6,259)

TRANSAMERICA PREMIER
FOCUS FUND

	Period Ended June 30, 2005 (unaudited)		Year Ended December 31, 2004
Class A Shares	Shares	Amount	Shares	Amount
Capital stock sold	44	$671	121	$1,742
Capital stock issued upon reinvestment of dividends and distributions	-	-	-	-
Capital stock redeemed	(71)	(1,114)	(134)	(1,910)
Class level exchanges	(394)	(6,232)	-	-
Net decrease	(421)	$(6,675)	(13)	$(168)

TRANSAMERICA PREMIER
GROWTH OPPORTUNITIES FUND  Authorized Shares - 60,000

	Period Ended June 30, 2005 (unaudited)		Year Ended December 31, 2004
Investor Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	846	$15,749	2,673	$48,776
Capital stock issued upon reinvestment of dividends and distributions	1	18	-	-
Capital stock redeemed	(1,181)	(22,245)	(2,187)	(38,907)
Redemption fees	N/A	37	N/A	35
Class level exchanges	780	14,929	-	-
Net increase	446	$8,488	486	$9,904

TRANSAMERICA PREMIER
GROWTH OPPORTUNITIES FUND

	Period Ended June 30, 2005 (unaudited)		Year Ended December 31, 2004
Class A Shares	Shares	Amount	Shares	Amount
Capital stock sold	154	$2,900	324	$5,774
Capital stock issued upon reinvestment of dividends and distributions	-	-	-	-
Capital stock redeemed	(80)	(1,470)	(163)	(2,872)
Class level exchanges	(788)	(14,929)	-	-
Net increase (decrease)	(714)	$(13,499)	161	$2,902

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005

(all amounts in thousands)

(unaudited)

TRANSAMERICA PREMIER
BALANCED FUND  Authorized Shares - 60,000

	Period Ended June 30, 2005 (unaudited)		Year Ended December 31, 2004
Investor Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	1,524	$33,454	3,250	$68,621
Capital stock issued upon reinvestment of dividends and distributions	76	1,687	109	2,470
Capital stock redeemed	(908)	(19,929)	(1,577)	(32,457)
Class level exchanges	990	21,501	-	-
Redemption fees	N/A	-	N/A	-
Net increase	1,682	$36,713	1,782	$38,634

TRANSAMERICA PREMIER
BALANCED FUND

	Period Ended June 30, 2005 (unaudited)		Year Ended December 31, 2004
Class A Shares	Shares	Amount	Shares	Amount
Capital stock sold	143	$3,172	379	$7,740
Capital stock issued upon reinvestment of dividends and distributions	6	132	7	151
Capital stock redeemed	(82)	(1,790)	(248)	(5,123)
Class level exchanges	(994)	(21,501)	-	-
Net increase (decrease)	(927)	$(19,987)	138	$2,768

 TRANSAMERICA PREMIER
HIGH YIELD BOND FUND  Authorized Shares - 50,000

	Period Ended June 30, 2005 (unaudited)		Year Ended December 31, 2004
Investor Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	1,348	$10,509	2,552	$19,809
Capital stock issued upon reinvestment of dividends and distributions	24	188	55	419
Capital stock redeemed	(1,259)	(9,958)	(2,607)	(20,318)
Redemption fees			N/A	-
Net increase (decrease)	113	$739	-	$(90)

TRANSAMERICA PREMIER
HIGH YIELD BOND FUND

	Period Ended June 30, 2005 (unaudited)		Year Ended December 31, 2004
Institutional Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	441	$3,445	1,243	$9,658
Capital stock issued upon reinvestment of dividends and distributions	568	4,381	1,141	8,749
Capital stock redeemed	(432)	(3,356)	(818)	(6,299)
Net increase	577	$4,470	1,566	$12,108

TRANSAMERICA PREMIER
CASH RESERVE FUND  Authorized Shares - 510,000

	Period Ended June 30, 2005 (unaudited)		Year Ended December 31, 2004
Investor Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	38,110	$38,110	53,109	$53,109
Capital stock issued upon reinvestment of dividends and distributions	470	470	471	473
Capital stock redeemed	(36,581)	(36,581)	(60,389)	(60,391)
Redemption fees	N/A	-	N/A	-
Net increase (decrease)	1,999	$1,999	(6,809)	$(6,809)

TRANSAMERICA PREMIER
CASH RESERVE FUND

	Period Ended June 30, 2005 (unaudited)		Year Ended December 31, 2004
Class A Shares	Shares	Amount	Shares	Amount
Capital stock sold	-	-	100	$100
Capital stock issued upon reinvestment of dividends and distributions	-	-	-	-
Capital stock redeemed	-	-	(162)	(162)
Net decrease	-	-	(62)	$(62)

TRANSAMERICA PREMIER
INSTITUTIONAL BOND FUND**  Authorized Shares - 50,000

	Period Ended June 30, 2005 (unaudited)		Year Ended December 31, 2004
Institutional Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	50	$500	N/A	N/A
Capital stock issued upon reinvestment of dividends and distributions	1	9	N/A	N/A
Capital stock redeemed	-	-	N/A	N/A
Net increase	51	$509	N/A	N/A

TRANSAMERICA PREMIER
INSTITUTIONAL EQUITY FUND*  Authorized Shares - 30,000

	Period Ended June 30, 2005 (unaudited)		Year Ended December 31, 2004
Institutional Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	7,027	$75,448	5,767	$58,798
Capital stock issued upon reinvestment of dividends and distributions	-	-	19	212
Capital stock redeemed	(7,228)	(77,272)	(195)	(2,002)
Net increase (decrease)	(201)	$(1,824)	5,591	$57,008

TRANSAMERICA PREMIER INSTITUTIONAL
SMALL/MID CAP VALUE FUND**  Authorized Shares - 50,000

	Period Ended June 30, 2005 (unaudited)		Year Ended December 31, 2004
Institutional Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	50	$500	N/A	N/A
Capital stock issued upon reinvestment of dividends and distributions	-	-	N/A	N/A
Capital stock redeemed	-	-	N/A	N/A
Net increase	50	$500	N/A	N/A

TRANSAMERICA PREMIER
INSTITUTIONAL DIVERSIFIED
EQUITY FUND**  Authorized Shares - 50,000

	Period Ended June 30, 2005 (unaudited)		Year Ended December 31, 2004
Institutional Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	50	$500	N/A	N/A
Capital stock issued upon reinvestment of dividends and distributions	-	-	N/A	N/A
Capital stock redeemed	-	-	N/A	N/A
Net increase	50	$500	N/A	N/A

*Commenced operations on June 1, 2004.

**Commenced operations on Febuary 1, 2005.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2005

(all amounts in thousands)

(unaudited)

Results of Shareholder Proxy (unaudited)

At a special meeting of shareholders held on April 25, 2005, the results of the Proposals were as follows:

Transamerica Premier Focus Fund

Proposal 1: Approval of a new Investment Advisory Agreement on behalf of the Fund.

For	Against	Abstentions/Broker Non-Votes
3,226,644.866	88,464.419	76,441.394

Proposal 2: Approval of a change to the fundamental investment restriction regarding short sales.

For	Against	Abstentions/Broker Non-Votes
3,208,442.920	97,901.655	85,206.104

Transamerica Premier Growth Opportunities Fund

Proposal 1: Approval of a new Investment Advisory Agreement on behalf of the Fund.

For	Against	Abstentions/Broker Non-Votes
4,151,996.654	41,848.577	78,289.997

Proposal 2: Approval of a change to the fundamental investment restriction regarding short sales.

For	Against	Abstentions/Broker Non-Votes
4,114,288.807	78,318.837	79,527.584

Transamerica Premier Bond Fund

Proposal 1: Approval of a proposed Plan of Liquidation with respect to the Fund.

For	Against	Abstentions/Broker Non-Votes
2,888,754.830	23,607.737	35,216.573

Transamerica Premier Institutional Equity Fund

Proposal 1: Approval of a new Investment Advisory Agreement on behalf of the Fund.

For	Against	Abstentions/Broker Non-Votes
5,626,135.581	90,646.001	43,483.000

Transamerica Premier Balanced Fund

Proposal 1: Approval of a new Investment Advisory Agreement on behalf of the Fund.

For	Against	Abstentions/Broker Non-Votes
9,010,101.147	50,186.905	46,842.755

Transamerica Premier Cash Reserve Fund

Proposal 1: Approval of a new Investment Advisory Agreement on behalf of the Fund.

For	Against	Abstentions/Broker Non-Votes
17,853,171.527	1,668,460.152	657,813.156

Transamerica Premier Diversified Equity Fund

Proposal 1: Approval of a new Investment Advisory Agreement on behalf of the Fund.

For	Against	Abstentions/Broker Non-Votes
5,446,344.522	10,009.881	2,795.178

Transamerica Premier Equity Fund

Proposal 1: Approval of a new Investment Advisory Agreement on behalf of the Fund.

For	Against	Abstentions/Broker Non-Votes
5,785,794.535	137,893.548	64,757.590

Transamerica Premier High Yield Bond Fund

Proposal 1: Approval of a new Investment Advisory Agreement on behalf of the Fund.

For	Against	Abstentions/Broker Non-Votes
17,437,191.836	58,058.232	4,895.610

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER DIVERSIFIED EQUITY FUND

INVESTMENT ADVISORY AGREEMENT - REVIEW AND APPROVAL (unaudited)

At meetings of the Board of Directors of Transamerica Investors, Inc. held on December 2, 2004, and February 10, 2005, the Board considered and approved the Investment Advisory Agreement (the "Agreement") between Transamerica Investors, Inc., on behalf of Transamerica Premier Diversified Equity Fund (the "Fund"), and Transamerica Investment Management, LLC ("TIM"), subject to shareholder approval, which was obtained at a meeting held on April 25, 2005. In approving this Agreement, the Board concluded that it would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TIM to the Fund under the past investment advisory arrangement between TIM and the Fund, as well as the services anticipated to be provided in the future. The Board concluded that TIM is capable of providing high quality services to the Fund, as indicated by TIM's management capabilities demonstrated with respect to the Fund and other funds managed by TIM and TIM's management oversight process. The Board also concluded that TIM would provide the same quality and quantity of investment management services as before, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board determined, based in particular on information provided by Lipper Analytics, that TIM has achieved satisfactory investment performance, with the Fund having competitive investment performance relative to its benchmark index over the past 12 months.

The cost of advisory services provided and the level of profitability. The Board concluded that the level of investment management fees is appropriate in light of the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund and TIM and its affiliates (based on estimates derived from TIM's profits under the past investment advisory arrangement between the Fund and TIM). Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the management fees (and especially the minimum management fees payable by the Fund) and estimated overall expense ratio of the Fund (as limited under the terms of the Agreement) were consistent with industry averages, particularly with respect to investment companies of comparable size. The Board also noted that the proposed management fees represents an immediate reduction of the management fees payable under the past investment advisory arrangement.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. In evaluating the extent to which the management fees payable under the Agreement reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of the relatively small level of assets in the Fund. The Board determined that the Fund has yet to achieve meaningful economies of scale, which, therefore, cannot be reflected in the management fees payable under the Agreement. While the management fees payable under the Agreement do not reduce should Fund assets grow meaningfully, the Board determined that the base management fee payable under the Agreement already reflects potential future economies of scale to some extent by virtue of its relatively low level (determined with reference to industry standards as reported by Lipper Analytics and TIM's anticipated profitability at current or foreseeable asset levels). The Board also noted that it would have the opportunity to periodically re-examine whether the Fund had achieved economies of scale, and the appropriateness of management fees payable to TIM, in the future.

Benefits (such as soft dollars) to TIM from its relationship with the Fund. The Board concluded that other benefits derived by TIM from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. The Board noted that TIM engaged in "soft dollar" arrangements consistent with applicable law and "best execution" requirements.

Other considerations. In approving the Agreement and its submission to Fund shareholders, the Board also considered the high quality of TIM's portfolio management personnel, and TIM's overall portfolio management capabilities. The Board determined that TIM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial and operational resources reasonably necessary to manage the Fund. The Board determined that submission of the Agreement for shareholder approval was appropriate in light of the past investment advisory arrangement's requirement that any amendment of the arrangement must be approved by shareholders. The Board also favorably considered TIM's entrepreneurial commitment to the management and success of the Fund, as reflected by the expense limitation arrangement with the Fund, which could entail a substantial financial and professional commitment to the successful operation of the Fund.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER EQUITY FUND

INVESTMENT ADVISORY AGREEMENT - REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Directors of Transamerica Investors, Inc. held on December 2, 2004, the Board considered and approved the Investment Advisory Agreement (the "Agreement") between Transamerica Investors, Inc., on behalf of Transamerica Premier Equity Fund (the "Fund"), and Transamerica Investment Management, LLC ("TIM"), subject to shareholder approval, which was obtained at a meeting held on April 25, 2005. In approving the Agreement, the Board concluded that it would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TIM to the Fund under the past investment advisory arrangement between TIM and the Fund, as well as the services anticipated to be provided in the future. The Board concluded that TIM is capable of providing high quality services to the Fund, as indicated by TIM's management capabilities demonstrated with respect to the Fund and other funds managed by TIM and TIM's management oversight process. The Board also concluded that TIM would provide the same quality and quantity of investment management services as before, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board determined, based in particular on information provided by Lipper Analytics, that TIM has achieved acceptable investment performance compared to its peers.

The cost of advisory services provided and the level of profitability. The Board determined that the level of investment management fees is appropriate in light of the management fees of comparable investment companies and the anticipated profitability of the relationship between the Fund and TIM and its affiliates (based on estimates derived from TIM's profits under the past investment advisory arrangement between the Fund and TIM). Further, on the basis of comparative information supplied by Lipper Analytics showing industry averages, the Board determined that the management fees (and especially the minimum management fees payable with respect to the Fund) and overall expense ratio of the Fund, as limited by the terms of the Agreement, were likely to decrease the level of overall Fund expenses. In this regard, the Board noted that the management fees payable under the Agreement represents an immediate reduction of the management fees payable under the past investment advisory arrangement.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. In evaluating the extent to which the management fees payable under the Agreement reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of the relatively small level of assets in the Fund. The Board determined that the Fund has yet to achieve meaningful economies of scale, which, therefore, cannot be reflected in the management fees payable under the Agreement. While the management fees payable under the Agreement do not reduce should Fund assets grow meaningfully, the Board determined that the base management fee payable under the proposed Agreement already reflects potential future economies of scale to some extent by virtue of its relatively low level (determined with reference to industry standards as reported by Lipper Analytics and TIM's anticipated profitability at current or foreseeable asset levels). The Board also noted that it would have the opportunity to periodically re-examine whether the Fund had achieved economies of scale, and the appropriateness of management fees payable to TIM, in the future

Benefits (such as soft dollars) to TIM from its relationship with the Fund. The Board concluded that other benefits derived by TIM from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. The Board noted that TIM engaged in "soft dollar" arrangements consistent with applicable law and "best execution" requirements.

Other considerations. In approving the Agreement and its submission to Fund shareholders, the Board also considered the high quality of TIM's portfolio management personnel, and TIM's overall portfolio management capabilities. The Board determined that TIM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial and operational resources reasonably necessary to manage the Fund. The Board determined that submission of the Agreement for shareholder approval was appropriate in light of the past investment advisory arrangement's requirement that any amendment of the arrangement must be approved by shareholders. The Board also favorably considered TIM's entrepreneurial commitment to the management and success of the Fund, as reflected by the expense limitation arrangement with the Fund, which could entail a substantial financial and professional commitment to the successful operation of the Fund.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER FOCUS FUND

INVESTMENT ADVISORY AGREEMENT - REVIEW AND APPROVAL (unaudited)

At meetings of the Board of Directors of Transamerica Investors, Inc. held on December 2, 2004, and February 10, 2005, the Board considered and approved the Investment Advisory Agreement (the "Agreement") between Transamerica Investors, Inc., on behalf of Transamerica Premier Focus Fund (the "Fund"), and Transamerica Investment Management, LLC ("TIM"), subject to shareholder approval, which was obtained at a meeting held on April 25, 2005. In approving the Agreement, the Board concluded that it would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TIM to the Fund under the past investment advisory arrangement between TIM and the Fund, as well as the services anticipated to be provided in the future. The Board concluded that TIM is capable of providing high quality services to the Fund, as indicated by TIM's management capabilities demonstrated with respect to the Fund and other funds managed by TIM, TIM's management oversight process, and the Fund's strong investment performance. The Board also concluded that TIM would provide the same quality and quantity of investment management services as before, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board determined, based in particular on information provided by Lipper Analytics, that TIM has achieved strong investment performance, with the Fund having competitive (if not superior) investment performance relative to its benchmark index over a trailing five-year period, and the Fund generating investment performance that placed it in the top half (or better) of comparable investment companies over the same period.

The cost of advisory services provided and the level of profitability. The Board determined that the level of investment management fees under the Agreement is appropriate in light of the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund and TIM and its affiliates (based on estimates derived from TIM's profits under the past investment advisory arrangement between the Fund and TIM). On the basis of comparative information supplied by Lipper Analytics, the Board determined that the base management fee under the Agreement and overall expense ratio of the Fund (assuming payment of the base portion of the management fee) was consistent with industry averages, particularly with respect to investment companies of comparable size. The Board noted that the base management fee represents a reduction of the management fees payable under the past investment advisory arrangement and would not change for a period of at least three years after implementation of the Agreement. The Board also determined that any potential future increase of management fees payable under the Agreement was appropriate in light of TIM's willingness to link the level of management fees paid by investors to the relative investment performance achieved by management of the Fund, as well as the potential proportional decrease of the management fees payable under the Agreement in the event of underperformance of the Fund's benchmark.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. In evaluating the extent to which the management fees payable under the Agreement reflects economies of scale or will permit economies of scale to be realized in the future, the Board took note of the relatively small level of assets in the Fund. The Board determined that the Fund has yet to achieve meaningful economies of scale, which therefore cannot be reflected in the management fees payable under the Agreement. While the management fees payable under the Agreement do not reduce should Fund assets grow meaningfully, the Board determined that the base management fee payable under the Agreement already reflects potential future economies of scale to some extent by virtue of its relatively low level (determined with reference to industry standards as reported by Lipper Analytics and TIM's anticipated profitability at current or foreseeable asset levels). The Board also noted that it would have the opportunity to periodically re-examine whether the Fund had achieved economies of scale, and the appropriateness of management fees payable to TIM, in the future.

Benefits (such as soft dollars) to TIM from its relationship with the Fund. The Board concluded that other benefits derived by TIM from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. The Board noted that TIM engaged in "soft dollar" arrangements consistent with applicable law and "best execution" requirements.

Other considerations. In approving the Agreement and its submission to Fund shareholders, the Board also considered the high quality of TIM's portfolio management personnel, and TIM's overall portfolio management capabilities. The Board determined that TIM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial and operational resources reasonably necessary to manage the Fund. The Board determined that submission of the Agreement for shareholder approval was appropriate in light of the Agreement's requirement that any amendment of the arrangement must be approved by shareholders, as well as the potential for management fees payable under the Agreement to exceed those payable under the past investment advisory arrangement in the event of strong investment performance. The Board also favorably considered TIM's entrepreneurial commitment to the management and success of the Fund, which could entail a substantial financial and professional commitment to the successful operation of the Fund and may eventually entail reduced management fees in the event of underperformance.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER GROWTH OPPORTUNITIES FUND

INVESTMENT ADVISORY AGREEMENT - REVIEW AND APPROVAL (unaudited)

At meetings of the Board of Directors of Transamerica Investors, Inc. held on December 2, 2004, and February 10, 2005, the Board considered and approved the Investment Advisory Agreement (the "Agreement") between Transamerica Investors, Inc., on behalf of Transamerica Premier Growth Opportunities Fund (the "Fund"), and Transamerica Investment Management, LLC ("TIM"), subject to shareholder approval, which was obtained at a meeting held on April 25, 2005. In approving the Agreement, the Board concluded that it would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TIM to the Fund under the past investment advisory arrangement between TIM and the Fund, as well as the services anticipated to be provided in the future. The Board concluded that TIM is capable of providing high quality services to the Fund, as indicated by TIM's management capabilities demonstrated with respect to the Fund and other funds managed by TIM, TIM's management oversight process, and the Fund's strong investment performance. The Board also concluded that TIM would provide the same quality and quantity of investment management services as before, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board determined, based in particular on information provided by Lipper Analytics, that TIM has achieved strong investment performance, with the Fund having competitive (if not superior) investment performance relative to its benchmark index over a trailing five-year period, and the Fund generating investment performance that placed it in the top half (or better) of comparable investment companies over the same period.

The cost of advisory services provided and the level of profitability. The Board determined that the level of management fees under the Agreement is appropriate in light of the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund and TIM and its affiliates (based on estimates derived from TIM's profits under the past investment advisory arrangement between the Fund and TIM). On the basis of comparative information supplied by Lipper Analytics, the Board determined that the base management fee under the Agreement and overall expense ratio of the Fund (assuming payment of the base portion of the management fee) was consistent with industry averages, particularly with respect to investment companies of comparable size. The Board noted that the base management fee represents a reduction of the management fees payable under the past investment advisory arrangement and would not change for a period of at least three years after implementation of the Agreement. The Board also determined that any potential future increase of management fees payable under the Agreement was appropriate in light of TIM's willingness to link the level of management fees paid by investors to the relative investment performance achieved by management of the Fund, as well as the potential proportional decrease of the management fees payable under the Agreement in the event of underperformance of the Fund's benchmark.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. In evaluating the extent to which the management fees payable under the Agreement reflects economies of scale or will permit economies of scale to be realized in the future, the Board took note of the relatively small level of assets in the Fund. The Board determined that the Fund has yet to achieve meaningful economies of scale, which therefore cannot be reflected in the management fees payable under the Agreement. While the management fees payable under the Agreement do not reduce should Fund assets grow meaningfully, the Board determined that the base management fee payable under the Agreement already reflects potential future economies of scale to some extent by virtue of its relatively low level (determined with reference to industry standards as reported by Lipper Analytics and TIM's anticipated profitability at current or foreseeable asset levels). The Board also noted that it would have the opportunity to periodically re-examine whether the Fund had achieved economies of scale, and the appropriateness of management fees payable to TIM, in the future.

Benefits (such as soft dollars) to TIM from its relationship with the Fund. The Board concluded that other benefits derived by TIM from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. The Board noted that TIM engaged in "soft dollar" arrangements consistent with applicable law and "best execution" requirements.

Other considerations. In approving the Agreement and its submission to Fund shareholders, the Board also considered the high quality of TIM's portfolio management personnel, and TIM's overall portfolio management capabilities. The Board determined that TIM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial and operational resources reasonably necessary to manage the Fund. The Board determined that submission of the Agreement for shareholder approval was appropriate in light of the Agreement's requirement that any amendment of the arrangement must be approved by shareholders, as well as the potential for management fees payable under the Agreement to exceed those payable under the past investment advisory arrangement in the event of strong investment performance. The Board also favorably considered TIM's entrepreneurial commitment to the management and success of the Fund, which could entail a substantial financial and professional commitment to the successful operation of the Fund and may eventually entail reduced management fees in the event of underperformance.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER BALANCED FUND

INVESTMENT ADVISORY AGREEMENT - REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Directors of Transamerica Investors, Inc. held on December 2, 2004, the Board considered and approved the Investment Advisory Agreement (the "Agreement") between Transamerica Investors, Inc., on behalf of Transamerica Premier Balanced Fund (the "Fund"), and Transamerica Investment Management, LLC ("TIM"), subject to shareholder approval, which was obtained at a meeting held on April 25, 2005. In approving this Agreement, the Board concluded that it would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TIM to the Fund under the past investment advisory arrangement between TIM and the Fund, as well as the services anticipated to be provided in the future. The Board concluded that TIM is capable of providing high quality services to the Fund, as indicated by TIM's management capabilities demonstrated with respect to the Fund and other funds managed by TIM, TIM's management oversight process, and the Fund's strong investment performance. The Board also concluded that TIM would provide the same quality and quantity of investment management services as before, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board determined, based in particular on information provided by Lipper Analytics, that Fund had achieved competitive or superior performance compared to its peers and its benchmark index over the prior 12 months.

The cost of advisory services provided and the level of profitability. The Board concluded that the level of investment management fees is appropriate in light of the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund and TIM and its affiliates (based on estimates derived from TIM's profits under the past investment advisory arrangement between the Fund and TIM). Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the management fees (and especially the minimum management fees payable by the Fund) and estimated overall expense ratio of the Fund (as limited under the terms of the Agreement) were consistent with industry averages, particularly with respect to investment companies of comparable size. The Board also noted that the proposed management fees represents an immediate reduction of the management fees payable under the past investment advisory arrangement.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. In evaluating the extent to which the management fees payable under the Agreement reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of the relatively small level of assets in the Fund. The Board determined that the Fund has yet to achieve meaningful economies of scale, which, therefore, cannot be reflected in the management fees currently payable under the Agreement. In this regard, the Board noted that the Fund's past advisory arrangement with TIM included asset-based breakpoints but that the Fund's asset level is far below the level necessary to trigger the initial breakpoint fee reduction level. In addition, while the management fees payable under the Agreement do not reduce should Fund assets grow meaningfully, the Board determined that the base management fee payable under the Agreement reflects potential future economies of scale to some extent (determined with reference to industry standards as reported by Lipper Analytics and TIM's anticipated profitability at current or foreseeable asset levels). The Board also noted that although the Agreement does not include management fee breakpoints, the Board would have the opportunity to periodically re-examine whether the Fund has achieved economies of scale and the appropriateness of management fees payable to TIM in the future.

Benefits (such as soft dollars) to TIM from its relationship with the Fund. The Board concluded that other benefits derived by TIM from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. The Board noted that TIM engaged in "soft dollar" arrangements consistent with applicable law and "best execution" requirements

Other considerations. In approving the Agreement and its submission to Fund shareholders, the Board also considered the high quality of TIM's portfolio management personnel, and TIM's overall portfolio management capabilities. The Board determined that TIM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial and operational resources reasonably necessary to manage the Fund. The Board determined that submission of the Agreement for shareholder approval was appropriate in light of the past investment advisory arrangement's requirement that any amendment of the arrangement must be approved by shareholders. The Board also favorably considered TIM's entrepreneurial commitment to the management and success of the Fund, as reflected by the expense limitation arrangement with the Fund, which could entail a substantial financial and professional commitment to the successful operation of the Fund.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER HIGH YIELD BOND FUND

INVESTMENT ADVISORY AGREEMENT - REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Directors of Transamerica Investors, Inc. held on December 2, 2004, the Board considered and approved the Investment Advisory Agreement (the "Agreement") between Transamerica Investors, Inc., on behalf of Transamerica Premier High Yield Bond Fund (the "Fund"), and Transamerica Investment Management, LLC ("TIM"), subject to shareholder approval, which was obtained at a meeting held on April 25, 2005. In approving this Agreement, the Board concluded that it would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TIM to the Fund under the past investment advisory arrangement between TIM and the Fund, as well as the services anticipated to be provided in the future. The Board concluded that TIM is capable of providing high quality services to the Fund, as indicated by TIM's management capabilities demonstrated with respect to the Fund and other funds managed by TIM, and TIM's management oversight process. The Board also concluded that TIM would provide the same quality and quantity of investment management services as before, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Portfolio. The Board noted, based on information provided by Lipper Analytics, that the Fund's investment performance was acceptable, although the Board noted that the Fund had underperformed certain comparable investment companies, as represented by Lipper Analytics. As a consequence, the Board decided to carefully monitor the Fund's investment performance, and requested that the Fund's portfolio manager attend one or more upcoming meetings to review the Fund's performance progress with the Board. However, the Board noted that the Fund's average investment performance may be the result of certain former investment strategies and restrictions that have been changed during the past year, and noted an improvement in the Fund's performance over the past year.

The cost of advisory services provided and the level of profitability. The Board concluded that the level of investment management fees is appropriate in light of the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund and TIM and its affiliates (based on estimates derived from TIM's profits under the past investment advisory arrangement between the Fund and TIM). Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the management fees and estimated overall expense ratio of the Fund were consistent with industry averages, particularly with respect to companies of comparable size.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. In evaluating the extent to which the management fees payable under the Agreement reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of the relatively small level of assets in the Fund. The Board determined that the Fund has yet to achieve meaningful economies of scale, which, therefore, cannot be reflected in the management fees currently payable under the Agreement. In this regard, the Board noted that the Fund's past advisory arrangement with TIM included asset-based breakpoints but that the Fund's asset level is far below the level necessary to trigger the initial breakpoint fee reduction level. In addition, while the management fees payable under the Agreement do not reduce should Fund assets grow meaningfully, the Board determined that the fee reflects potential future economies of scale to some extent (determined with reference to industry standards as reported by Lipper Analytics and TIM's anticipated profitability at current or foreseeable asset levels). The Board also noted that although the Agreement does not include management fee breakpoints, the Board would have the opportunity to periodically re-examine whether the Fund has achieved economies of scale and the appropriateness of management fees payable to TIM in the future.

Benefits (such as soft dollars) to TIM from its relationship with the Fund. The Board concluded that other benefits derived by TIM from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TIM does not realize "soft dollar" benefits from its relationship with the Fund.

Other considerations. In approving the Agreement and its submission to Fund shareholders, the Board also considered the high quality of TIM's portfolio management personnel, and TIM's overall portfolio management capabilities. The Board determined that TIM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial and operational resources reasonably necessary to manage the Fund. The Board determined that submission of the Agreement for shareholder approval was appropriate in light of the past advisory arrangement's requirement that any amendment of the arrangement must be approved by shareholders, as well as the potential for management fees payable under the Agreement to exceed those payable under the past advisory arrangement in the event of significant asset growth. The Board also favorably considered TIM's entrepreneurial commitment to the management and success of the Fund, which could entail a substantial financial and professional commitment to the successful operation of the Fund.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER CASH RESERVE FUND

INVESTMENT ADVISORY AGREEMENT - REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Directors of Transamerica Investors, Inc. held on December 2, 2004, the Board considered and approved the Investment Advisory Agreement (the "Agreement") between Transamerica Investors, Inc., on behalf of Transamerica Premier Cash Reserve Fund (the "Fund"), and Transamerica Investment Management, LLC ("TIM"), subject to shareholder approval, which was obtained at a meeting held on April 25, 2005. In approving this Agreement, the Board concluded that it would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TIM to the Fund under the past investment advisory arrangement between TIM and the Fund, as well as the services anticipated to be provided in the future. The Board concluded that TIM is capable of providing high quality services to the Fund, as indicated by TIM's management capabilities demonstrated with respect to the Fund and other funds managed by TIM, TIM's management oversight process, and the Fund's strong investment performance. The Board also concluded that TIM would provide the same quality and quantity of investment management services as before, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board determined based in particular on information provided by Lipper Analytics, that the Fund had achieved competitive or superior performance compared to its peers and its benchmark index over the prior 12 months.

The cost of advisory services provided and the level of profitability. The Board concluded that the level of investment management fees is appropriate in light of the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund and TIM and its affiliates (based on estimates derived from TIM's profits under the past investment advisory arrangement between the Fund and TIM). Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the management fees and estimated overall expense ratio of the Fund were lower than industry averages, particularly with respect to investment companies of comparable size.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. In evaluating the extent to which the management fees payable under the Agreement reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of the relatively small level of assets in the Fund. The Board determined that the Fund has yet to achieve meaningful economies of scale, which, therefore, cannot be reflected in the management fees currently payable under the Agreement. The Board also noted that although the Agreement does not include management fee breakpoints, the Board would have the opportunity to periodically re-examine whether the Fund has achieved economies of scale and the appropriateness of management fees payable to TIM in the future.

Benefits (such as soft dollars) to TIM from its relationship with the Fund. The Board concluded that other benefits derived by TIM from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. The Board noted that TIM does not realize "soft dollar" benefits from its relationship with the Fund.

Other considerations. In approving the Agreement and its submission to Fund shareholders, the Board also considered the high quality of TIM's portfolio management personnel, and TIM's overall portfolio management capabilities. The Board determined that TIM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial and operational resources reasonably necessary to manage the Fund. The Board determined that submission of the Agreement for shareholder approval was appropriate in light of the past investment advisory arrangement's requirement that any amendment of the arrangement must be approved by shareholders. The Board also favorably considered TIM's entrepreneurial commitment to the management and success of the Fund, as reflected by the expense limitation arrangement with the Fund, which could entail a substantial financial and professional commitment to the successful operation of the Fund.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL BOND FUND

INVESTMENT ADVISORY AGREEMENT - REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Directors of Transamerica Investors, Inc. held on December 2, 2004, the Board considered and approved for a two-year period the Investment Advisory Agreement (the "Agreement") between Transamerica Investors, Inc., on behalf of Transamerica Premier Institutional Bond Fund (the "Fund"), and Transamerica Investment Management, LLC ("TIM"). In approving this Agreement, the Board concluded that it would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services anticipated to be provided by TIM. The Board concluded that TIM is capable of providing high quality services to the Fund, as indicated by TIM's management capabilities demonstrated with respect to other funds managed by TIM, and TIM's management oversight process. The Board also concluded that the services anticipated to be provided by TIM are appropriate in scope and extent in light of the Fund's anticipated operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board concluded based in particular on the Directors' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TIM, that TIM is capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability. The Board concluded that the level of anticipated investment management fees is appropriate in light of the proposed investment management fees and the estimated expense ratio of the Fund, the expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund and TIM and its affiliates. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the proposed investment management fees and estimated overall expense ratio of the Fund were consistent with industry averages, particularly with respect to companies with a small level of assets.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. In evaluating the extent to which the proposed investment management fees payable under the Agreement will permit economies of scale to be realized in the future, the Board took note of the anticipated level of assets in the Fund. The Board determined that the Fund has yet to achieve meaningful economies of scale, which, therefore, cannot yet be reflected in the proposed investment management fees. The Board also noted that although the Agreement does not include investment management fee breakpoints, the Board would have the opportunity to periodically re-examine whether the Fund has achieved economies of scale and the appropriateness of investment management fees payable to TIM in the future.

Benefits (such as soft dollars) to TIM from its relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TIM from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. The Board noted that TIM would not realize "soft dollar" benefit from its relationship with the Fund.

Other considerations. In approving the Agreement, the Board also considered the high quality of TIM's portfolio management personnel, and TIM's overall portfolio management capabilities. The Board determined that TIM has made a substantial commitment to the recruitment and retention of high quality personnel, and has the financial and operational resources reasonably necessary to manage the Fund. The Board also favorably considered TIM's entrepreneurial commitment to the management and success of the Fund, which could entail a substantial financial and professional commitment to the successful operation of the Fund, reflected by TIM's expense limitation and fee waiver arrangements with the Fund, which could result in TIM waiving a substantial amount of investment management fees for the benefit of shareholders.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL EQUITY FUND

INVESTMENT ADVISORY AGREEMENT - REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Directors of Transamerica Investors, Inc. held on December 2, 2004, the Board considered and approved the Investment Advisory Agreement (the "Agreement") between Transamerica Investors, Inc., on behalf of Transamerica Premier Institutional Equity Fund (the "Fund"), and Transamerica Investment Management, LLC ("TIM"), subject to shareholder approval, which was obtained at a meeting held on April 25, 2005. In approving this Agreement, the Board concluded that it would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TIM to the Fund under the past investment advisory arrangement between TIM and the Fund, as well as the services anticipated to be provided in the future. The Board concluded that TIM is capable of providing high quality services to the Fund, as indicated by TIM's management capabilities demonstrated with respect to the Fund and other funds managed by TIM, TIM's management oversight process, and the Fund's satisfactory investment performance. The Board also concluded that TIM would provide the same quality and quantity of investment management services as before, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board concluded, based in particular on information provided by Lipper Analytics, that the Fund's investment performance was satisfactory compared to its peers.

The cost of advisory services provided and the level of profitability. The Board concluded that the level of investment management fees is appropriate in light of the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund and TIM and its affiliates (based on estimates derived from TIM's profits under the past investment advisory arrangement between the Fund and TIM). Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the management fees and estimated overall expense ratio of the Fund were consistent with industry averages, particularly with respect to companies of comparable size.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. In evaluating the extent to which the management fees payable under the Agreement reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of the relatively small level of assets in the Fund. The Board determined that the Fund has yet to achieve meaningful economies of scale, which, therefore, cannot be reflected in the management fees currently payable under the Agreement. In this regard, the Board noted that while the management fees payable under the Agreement do not reduce should Fund assets grow meaningfully, the fee reflects potential future economies of scale to some extent (determined with reference to industry standards as reported by Lipper Analytics and TIM's anticipated profitability at current or foreseeable asset levels). The Board also noted that although the Agreement does not include management fee breakpoints, the Board would have the opportunity to periodically re-examine whether the Fund has achieved economies of scale and the appropriateness of management fees payable to TIM in the future.

Benefits (such as soft dollars) to TIM from its relationship with the Fund. The Board concluded that other benefits derived by TIM from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. The Board noted that TIM engaged in "soft dollar" arrangements consistent with applicable law and "best execution" requirements.

Other considerations. In approving the Agreement and its submission to Fund shareholders, the Board also considered the high quality of TIM's portfolio management personnel, and TIM's overall portfolio management capabilities. The Board determined that TIM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial and operational resources reasonably necessary to manage the Fund. The Board determined that submission of the Agreement for shareholder approval was appropriate in light of the past advisory arrangement's requirement that any amendment of the arrangement must be approved by shareholders. The Board also favorably considered TIM's entrepreneurial commitment to the management and success of the Fund, which could entail a substantial financial and professional commitment to the successful operation of the Fund.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL SMALL/MID CAP VALUE FUND

INVESTMENT ADVISORY AGREEMENT - REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Directors of Transamerica Investors, Inc. held on December 2, 2004, the Board considered and approved for a two-year period the Investment Advisory Agreement (the "Agreement") between Transamerica Investors, Inc., on behalf of Transamerica Premier Institutional Small/ Mid Cap Value Fund (the "Fund"), and Transamerica Investment Management, LLC ("TIM"). In approving this Agreement, the Board concluded that it would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services anticipated to be provided by TIM. The Board concluded that TIM is capable of providing high quality services to the Fund, as indicated by TIM's management capabilities demonstrated with respect to other funds managed by TIM, and TIM's management oversight process. The Board also concluded that the services anticipated to be provided by TIM are appropriate in scope and extent in light of the Fund's anticipated operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board concluded based in particular on the Directors' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TIM, that TIM is capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability. The Board concluded that the level of anticipated investment management fees is appropriate in light of the proposed investment management fees and the estimated expense ratio of the Fund, the expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund and TIM and its affiliates. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the proposed investment management fees and estimated overall expense ratio of the Fund were consistent with industry averages, particularly with respect to companies with a small level of assets.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. In evaluating the extent to which the proposed investment management fees payable under the Agreement will permit economies of scale to be realized in the future, the Board took note of the anticipated level of assets in the Fund. The Board determined that the Fund has yet to achieve meaningful economies of scale, which, therefore, cannot yet be reflected in the proposed investment management fees. The Board also noted that although the Agreement does not include investment management fee breakpoints, the Board would have the opportunity to periodically re-examine whether the Fund has achieved economies of scale and the appropriateness of investment management fees payable to TIM in the future.

Benefits (such as soft dollars) to TIM from its relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TIM from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. The Board noted that TIM would engage in "soft dollar" arrangements consistent with applicable law and "best execution" requirements.

Other considerations. In approving the Agreement, the Board also considered the high quality of TIM's portfolio management personnel, and TIM's overall portfolio management capabilities. The Board determined that TIM has made a substantial commitment to the recruitment and retention of high quality personnel, and has the financial and operational resources reasonably necessary to manage the Fund. The Board also favorably considered TIM's entrepreneurial commitment to the management and success of the Fund, which could entail a substantial financial and professional commitment to the successful operation of the Fund, reflected by TIM's expense limitation and fee waiver arrangements with the Fund, which could result in TIM waiving a substantial amount of investment management fees for the benefit of shareholders.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL DIVERSIFIED EQUITY FUND

INVESTMENT ADVISORY AGREEMENT - REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Directors of Transamerica Investors, Inc. held on December 2, 2004, the Board considered and approved for a two-year period the Investment Advisory Agreement (the "Agreement") between Transamerica Investors, Inc., on behalf of Transamerica Premier Institutional Diversified Equity Fund (the "Fund"), and Transamerica Investment Management, LLC ("TIM"). In approving this Agreement, the Board concluded that it would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services anticipated to be provided by TIM. The Board concluded that TIM is capable of providing high quality services to the Fund, as indicated by TIM's management capabilities demonstrated with respect to other funds managed by TIM, and TIM's management oversight process. The Board also concluded that the services anticipated to be provided by TIM are appropriate in scope and extent in light of the Fund's anticipated operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board concluded based in particular on the Directors' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TIM, that TIM is capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability. The Board concluded that the level of anticipated investment management fees is appropriate in light of the proposed investment management fees and the estimated expense ratio of the Fund, the expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund and TIM and its affiliates. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the proposed investment management fees and estimated overall expense ratio of the Fund were consistent with industry averages, particularly with respect to companies with a small level of assets.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. In evaluating the extent to which the proposed investment management fees payable under the Agreement will permit economies of scale to be realized in the future, the Board took note of the anticipated level of assets in the Fund. The Board determined that the Fund has yet to achieve meaningful economies of scale, which, therefore, cannot yet be reflected in the proposed investment management fees. The Board also noted that although the Agreement does not include investment management fee breakpoints, the Board would have the opportunity to periodically re-examine whether the Fund has achieved economies of scale and the appropriateness of investment management fees payable to TIM in the future.

Benefits (such as soft dollars) to TIM from its relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TIM from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. The Board noted that TIM would engage in "soft dollar" arrangements consistent with applicable law and "best execution" requirements.

Other considerations. In approving the Agreement, the Board also considered the high quality of TIM's portfolio management personnel, and TIM's overall portfolio management capabilities. The Board determined that TIM has made a substantial commitment to the recruitment and retention of high quality personnel, and has the financial and operational resources reasonably necessary to manage the Fund. The Board also favorably considered TIM's entrepreneurial commitment to the management and success of the Fund, which could entail a substantial financial and professional commitment to the successful operation of the Fund, reflected by TIM's expense limitation and fee waiver arrangements with the Fund, which could result in TIM waiving a substantial amount of investment management fees for the benefit of shareholders.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

Transamerica Premier Funds

Investment Adviser

Transamerica Investment Management, LLC
1150 South Olive Street
Los Angeles, California 90015

Distributor

AFSG Securities Corporation
4333 Edgewood Road NE
Cedar Rapids, Iowa 52499

Custodian

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

Transfer Agent

Transamerica Fund Services, Inc.
570 Carillon Parkway
St. Petersburg, Florida 33716

PROXY VOTING POLICIES AND PROCEDURES

A description of the Transamerica Premier Funds' proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-800-892-7587 (toll free) or on the Securities and Exchange Commission (SEC) website (http://www.sec.gov).

In addition, the Funds are required to file new SEC Form N-PX, with their complete proxy voting records for the 12 months ended June 30th no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-800-892-7587; and (2) on the SEC's website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q which is available on the SEC website at www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TRANSAMERICA PREMIER FUNDS 2005 SEMI-ANNUAL REPORT

Transamerica Fund Services, Inc.

P.O. BOX 9035

CLEARWATER, FLORIDA 33758-9035

PRSRT STD

U.S. POSTAGE

PAID

AEGON

This report is for the information of the shareholders of Transamerica Premier Funds. Its use in connection with any offering of the Fund's shares is authorized only if accompanied or preceded by a current Transamerica Premier Funds prospectus that contains more complete investment information, including risks and expenses. Please read the the prospectus thoroughly before you invest.

Call 1-800-892-7587 for more information.

These Funds are neither insured nor guaranteed by the U.S. government. There can be no assurance that the Transamerica Premier Cash Reserve Fund will be able to maintain a stable net asset value of $1.00 per share.

©2001 AFSG Securities Corporation, Distributor

AFSG Securities Corporation, Distributor
1-800-89-ASK-US (1-800-892-7587)
http://transamericafunds.com
e-mail: PremierFunds@Transamerica.com

TPF 577-0205

Item 2: Code of Ethics.

Not applicable for semi-annual reports.

Item 3: Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5: Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6: Schedule of Investments.

The schedule of investments is included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders

There has been no material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors:  currently the Registrant does not have a policy with regard to the consideration of director candidates recommended by shareholders as it does not currently contemplate adding Board members or otherwise changing the Board’s composition.

11: Controls and Procedures.

(a)          Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in rule 30a-3(c)) under the Investment Company Act of 1940, as of June 30, 2005, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         There have been no significant changes in Registrant’s internal controls over financial reporting that occurred during the Registrant’s last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)          (1) Not Applicable

(2) Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3) Not Applicable

(b)         A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Investors, Inc.
(Registrant)

By:	/s/ Brian C. Scott
Chief Executive Officer
Date: August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Brian C. Scott
Chief Executive Officer
Date:	August 26, 2005

By:	/s/ Glenn E. Brightman
Principal Financial Officer
Date:	August 26, 2005

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(2)	a.	Section 302 N-CSR Certification of Principal Executive Officer
	b.	Section 302 N-CSR Certification of Principal Financial Officer
12(b)		Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer